Schedule of Investments (unaudited)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	$15,218	$13,243,733
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	19,394	19,310,590
		32,554,323
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	39,150	35,919,369
2.70%, 02/01/27 (Call 12/01/26)(a)	10,868	10,000,129
2.75%, 02/01/26 (Call 01/01/26)(a)	8,468	8,030,878
2.95%, 02/01/30 (Call 11/01/29)(a)	9,987	8,623,723
3.20%, 03/01/29 (Call 12/01/28)(a)	10,593	9,477,529
3.25%, 02/01/28 (Call 12/01/27)(a)	9,168	8,450,145
3.25%, 02/01/35 (Call 11/01/34)(a)	8,784	6,963,343
3.60%, 05/01/34 (Call 02/01/34)(a)	6,413	5,358,411
3.63%, 02/01/31 (Call 11/01/30)(a)	15,267	13,730,028
3.75%, 02/01/50 (Call 08/01/49)	11,250	8,390,778
3.90%, 05/01/49 (Call 11/01/48)(a)	8,781	6,637,849
3.95%, 08/01/59 (Call 02/01/59)	8,572	6,250,330
5.04%, 05/01/27 (Call 03/01/27)	18,664	18,780,187
5.15%, 05/01/30 (Call 02/01/30)(a)	46,354	45,998,724
5.71%, 05/01/40 (Call 11/01/39)	33,383	32,778,634
5.81%, 05/01/50 (Call 11/01/49)	58,865	58,037,735
5.93%, 05/01/60 (Call 11/01/59)	32,452	31,659,636
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)(a)	8,476	8,464,202
3.63%, 04/01/30 (Call 01/01/30)(a)	10,694	10,613,989
3.75%, 05/15/28 (Call 02/15/28)	11,905	11,936,323
4.25%, 04/01/40 (Call 10/01/39)	9,461	9,356,528
4.25%, 04/01/50 (Call 10/01/49)(a)	7,796	7,781,259
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	19,104	19,236,985
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	7,894	6,203,537
3.55%, 01/15/26 (Call 10/15/25)(a)	7,947	8,089,270
3.80%, 03/01/45 (Call 09/01/44)	11,021	10,176,100
3.90%, 06/15/32	8,790	8,868,471
4.07%, 12/15/42(a)	12,488	12,090,581
4.09%, 09/15/52 (Call 03/15/52)	15,317	14,982,883
4.15%, 06/15/53	19,322	19,009,621
4.70%, 05/15/46 (Call 11/15/45)	12,350	12,945,869
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	7,984	7,851,361
3.25%, 01/15/28 (Call 10/15/27)	21,947	21,318,477
4.03%, 10/15/47 (Call 04/15/47)(a)	23,858	22,289,842
4.40%, 05/01/30 (Call 02/01/30)(a)	11,117	11,311,260
4.75%, 06/01/43(a)	9,997	10,075,851
5.25%, 05/01/50 (Call 11/01/49)(a)	10,066	11,040,650
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	13,557	11,431,257
2.25%, 07/01/30 (Call 04/01/30)	13,467	11,882,228
2.38%, 03/15/32 (Call 12/15/31)(a)	13,000	11,354,897
2.82%, 09/01/51 (Call 03/01/51)	10,167	7,681,777
3.03%, 03/15/52 (Call 09/15/51)(a)	11,881	9,310,591
3.13%, 05/04/27 (Call 02/04/27)(a)	9,403	9,160,083
3.13%, 07/01/50 (Call 01/01/50)	11,114	8,959,926
3.50%, 03/15/27 (Call 12/15/26)	11,994	11,926,337
3.75%, 11/01/46 (Call 05/01/46)	13,749	12,262,679
3.95%, 08/16/25 (Call 06/16/25)	9,746	9,926,301
Security	Par (000)	Value

Aerospace & Defense (continued)
4.13%, 11/16/28 (Call 08/16/28)	$31,113	$31,616,632
4.15%, 05/15/45 (Call 11/16/44)	9,198	8,558,638
4.35%, 04/15/47 (Call 10/15/46)	10,603	10,258,979
4.45%, 11/16/38 (Call 05/16/38)	8,974	8,876,863
4.50%, 06/01/42	32,351	32,373,995
4.63%, 11/16/48 (Call 05/16/48)	16,313	16,655,594
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	13,806	12,004,082
		782,971,346
Agriculture — 1.6%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	13,436	10,830,566
3.40%, 05/06/30 (Call 02/06/30)	12,883	11,590,688
3.40%, 02/04/41 (Call 08/04/40)	16,280	11,829,909
3.70%, 02/04/51 (Call 08/04/50)	12,483	8,730,983
3.88%, 09/16/46 (Call 03/16/46)	16,827	12,616,977
4.00%, 02/04/61 (Call 08/04/60)(a)	10,509	7,526,139
4.25%, 08/09/42(a)	11,640	9,315,038
4.40%, 02/14/26 (Call 12/14/25)(a)	13,007	13,190,002
4.80%, 02/14/29 (Call 11/14/28)	15,790	15,835,535
5.38%, 01/31/44(a)	17,251	16,261,038
5.80%, 02/14/39 (Call 08/14/38)	18,896	18,637,801
5.95%, 02/14/49 (Call 08/14/48)(a)	24,859	23,902,642
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	8,750	8,493,898
2.70%, 09/15/51 (Call 03/15/51)	11,200	8,669,461
2.90%, 03/01/32 (Call 12/01/31)	3,562	3,300,411
3.25%, 03/27/30 (Call 12/27/29)(a)	11,691	11,269,766
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	15,498	12,797,491
2.73%, 03/25/31 (Call 12/25/30)(a)	13,730	11,342,257
3.22%, 09/06/26 (Call 07/06/26)(a)	11,384	10,874,706
3.56%, 08/15/27 (Call 05/15/27)(a)	32,436	30,611,439
3.73%, 09/25/40 (Call 03/25/40)	10,176	7,534,393
3.98%, 09/25/50 (Call 03/25/50)(a)	10,097	7,248,853
4.39%, 08/15/37 (Call 02/15/37)	26,830	22,985,036
4.54%, 08/15/47 (Call 02/15/47)	26,329	20,701,608
4.70%, 04/02/27 (Call 02/02/27)(a)	10,742	10,738,587
4.74%, 03/16/32 (Call 12/16/31)	11,216	10,508,251
4.76%, 09/06/49 (Call 03/06/49)	9,541	7,642,267
4.91%, 04/02/30 (Call 01/02/30)(a)	13,001	12,618,136
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	14,305	12,937,033
4.40%, 03/16/28 (Call 02/16/28)	12,151	11,811,468
Bunge Ltd. Finance Corp., 2.75%, 05/14/31
(Call 02/14/31)	12,516	10,837,636
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	10,123	9,114,766
1.75%, 11/01/30 (Call 08/01/30)(a)	9,190	7,417,536
2.10%, 05/01/30 (Call 02/01/30)	8,072	6,803,484
2.75%, 02/25/26 (Call 11/25/25)(a)	9,376	9,067,351
3.38%, 08/11/25 (Call 05/11/25)(a)	7,520	7,523,513
3.38%, 08/15/29 (Call 05/15/29)(a)	8,906	8,378,805
3.88%, 08/21/42	7,847	6,457,674
4.13%, 03/04/43	7,915	6,725,152
4.25%, 11/10/44	12,441	10,662,685
4.38%, 11/15/41	8,052	7,114,432
4.88%, 11/15/43(a)	7,521	7,114,217
6.38%, 05/16/38	14,680	16,342,011

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	$17,307	$17,549,826
5.70%, 08/15/35 (Call 02/15/35)	10,954	10,838,428
5.85%, 08/15/45 (Call 02/15/45)	20,173	18,812,628
		543,112,523
Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)(a)	17,446	18,189,126
5.25%, 05/04/25 (Call 04/04/25)	2,000	2,086,898
		20,276,024
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	10,857	10,557,305
2.75%, 03/27/27 (Call 01/27/27)(a)	13,037	12,768,941
2.85%, 03/27/30 (Call 12/27/29)(a)	15,876	14,985,148
3.25%, 03/27/40 (Call 09/27/39)(a)	13,306	11,869,496
3.38%, 03/27/50 (Call 09/27/49)	15,169	13,400,325
3.88%, 11/01/45 (Call 05/01/45)(a)	6,562	6,232,053
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	6,974	6,334,019
		76,147,287
Auto Manufacturers — 1.4%
American Honda Finance Corp.
1.00%, 09/10/25(a)	8,060	7,460,320
1.20%, 07/08/25(a)	6,373	5,963,343
1.30%, 09/09/26(a)	8,958	8,179,263
2.00%, 03/24/28(a)	11,370	10,334,788
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	7,087	5,858,215
Daimler Finance North America LLC, 8.50%, 01/18/31	14,480	18,634,409
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	10,815	10,545,764
5.00%, 10/01/28 (Call 07/01/28)(a)	8,895	8,919,352
5.00%, 04/01/35(a)	10,838	10,292,071
5.15%, 04/01/38 (Call 10/01/37)	8,743	8,140,444
5.20%, 04/01/45	13,405	12,130,494
5.40%, 04/01/48 (Call 10/01/47)	9,559	8,876,881
5.95%, 04/01/49 (Call 10/01/48)(a)	8,743	8,649,070
6.13%, 10/01/25 (Call 09/01/25)(a)	17,551	18,608,799
6.25%, 10/02/43	15,503	15,819,923
6.60%, 04/01/36 (Call 10/01/35)(a)	11,268	12,210,252
6.75%, 04/01/46 (Call 10/01/45)	8,465	9,054,112
6.80%, 10/01/27 (Call 08/01/27)	11,160	12,088,509
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	21,188	19,052,701
1.50%, 06/10/26 (Call 05/10/26)(a)	12,402	11,104,762
2.35%, 02/26/27 (Call 01/26/27)(a)	9,935	9,006,182
2.35%, 01/08/31 (Call 10/08/30)(a)	13,578	11,007,049
2.40%, 04/10/28 (Call 02/10/28)(a)	11,724	10,248,135
2.40%, 10/15/28 (Call 08/15/28)(a)	10,495	9,058,650
2.70%, 08/20/27 (Call 06/20/27)	9,006	8,151,097
2.70%, 06/10/31 (Call 03/10/31)(a)	12,328	10,193,422
2.75%, 06/20/25 (Call 05/20/25)(a)	7,420	7,160,041
3.10%, 01/12/32 (Call 10/12/31)	11,302	9,563,018
3.60%, 06/21/30 (Call 03/21/30)(a)	15,300	13,759,506
4.00%, 10/06/26 (Call 07/06/26)(a)	11,835	11,714,302
4.30%, 07/13/25 (Call 04/13/25)(a)	4,482	4,512,644
4.30%, 04/06/29 (Call 02/06/29)	4,732	4,512,018
4.35%, 01/17/27 (Call 10/17/26)	11,078	10,939,704
5.25%, 03/01/26 (Call 12/01/25)(a)	13,718	14,150,106
Georgia Power Co., 4.70%, 05/15/32	6,810	7,015,638
Security	Par (000)	Value

Auto Manufacturers (continued)
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)	$3,541	$3,374,952
2.97%, 03/10/32 (Call 12/10/31)(a)	13,257	12,144,889
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)(a)	16,391	15,172,372
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	13,031	12,021,165
1.13%, 06/18/26(a)	10,475	9,584,535
1.90%, 01/13/27(a)	14,144	13,197,916
1.90%, 04/06/28(a)	7,653	6,932,728
2.15%, 02/13/30(a)	5,937	5,247,188
3.05%, 03/22/27	21,875	21,357,173
3.20%, 01/11/27(a)	10,439	10,291,820
3.38%, 04/01/30(a)	8,821	8,490,965
		480,730,687
Auto Parts & Equipment — 0.2%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	12,844	8,743,054
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	15,156	13,445,429
4.15%, 05/01/52 (Call 11/01/51)	13,355	10,828,472
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	13,286	12,363,783
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	9,579	8,405,707
		53,786,445
Banks — 23.4%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	2,821	2,850,568
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	4,205	3,837,300
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)(b)	19,981	17,762,490
1.80%, 03/25/26	16,528	15,164,397
2.70%, 12/03/30	14,991	12,358,660
2.96%, 03/25/31(a)	8,870	7,712,617
3.31%, 06/27/29	7,690	7,141,925
3.49%, 05/28/30(a)	11,127	10,189,570
3.80%, 02/23/28(a)	12,535	12,005,469
4.18%, 03/24/28 (Call 03/24/27)(b)	18,699	18,309,008
4.25%, 04/11/27(a)	10,896	10,760,916
4.38%, 04/12/28	14,505	14,258,682
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(SOFR + 1.010%)(b)	18,542	16,936,795
1.32%, 06/19/26 (Call 06/19/25),
(SOFR + 1.150%)(b)	22,176	20,507,034
1.73%, 07/22/27 (Call 07/22/26),
(SOFR + 0.960%)(b)	44,490	40,518,849
1.90%, 07/23/31 (Call 07/23/30),
(SOFR + 1.530%)(b)	21,994	18,292,036
1.92%, 10/24/31 (Call 10/24/30),
(SOFR + 1.370%)(b)	19,223	15,895,689
2.09%, 06/14/29 (Call 06/14/28),
(SOFR + 1.060%)(a)(b)	24,959	22,021,855
2.30%, 07/21/32 (Call 07/21/31),
(SOFR + 1.220%)(b)	31,222	26,271,505
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	28,082	24,744,126
2.55%, 02/04/28 (Call 02/04/27),
(SOFR + 1.050%)(b)	23,287	21,770,783
2.57%, 10/20/32 (Call 10/20/31),
(SOFR + 1.210%)(b)	27,712	23,820,332

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.59%, 04/29/31 (Call 04/29/30),
(SOFR + 2.150%)(b)	$22,769	$19,954,783
2.68%, 06/19/41 (Call 06/19/40),
(SOFR + 1.930%)(a)(b)	41,078	31,577,513
2.69%, 04/22/32 (Call 04/22/31),
(SOFR + 1.320%)(a)(b)	35,108	30,647,855
2.83%, 10/24/51 (Call 10/24/50),
(SOFR + 1.880%)(b)	7,412	5,446,209
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	15,739	14,229,142
2.97%, 02/04/33 (Call 02/04/32),
(SOFR + 1.330%)(b)	33,674	29,873,788
2.97%, 07/21/52 (Call 07/21/51),
(SOFR + 1.560%)(b)	16,485	12,410,185
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	19,954	18,478,613
3.20%, 10/21/27 (Call 10/21/26)(a)	16,505	15,991,666
3.31%, 04/22/42 (Call 04/22/41),
(SOFR + 1.580%)(a)(b)	31,414	26,360,178
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(a)(b)	42,172	40,363,095
3.50%, 04/19/26(a)	17,576	17,469,018
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	21,657	21,266,271
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	11,234	10,906,573
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	16,480	16,134,231
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	17,723	17,459,836
3.88%, 08/01/25(a)	11,712	11,911,690
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(b)	9,323	8,413,844
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(a)(b)	17,099	16,771,311
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	22,808	22,242,781
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(b)	12,244	11,380,313
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(b)	46,029	42,239,193
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(a)(b)	16,431	15,934,465
4.25%, 10/22/26	15,044	15,190,691
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	24,863	24,743,121
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	21,818	20,883,952
4.38%, 04/27/28 (Call 04/27/27),
(SOFR + 1.580%)(b)	25,720	25,910,171
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	17,375	16,898,112
4.45%, 03/03/26	14,450	14,644,142
4.57%, 04/27/33 (Call 04/27/32),
(SOFR + 1.830%)(b)	35,795	36,187,016
5.00%, 01/21/44	15,783	16,303,931
5.88%, 02/07/42(a)	12,202	13,865,525
6.11%, 01/29/37(a)	17,835	20,247,808
7.75%, 05/14/38(a)	15,977	20,750,520
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	14,351	14,293,267
Security	Par (000)	Value

Banks (continued)
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(b)	$21,152	$19,403,068
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(b)	15,590	13,599,157
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(SOFR + 1.650%)(b)	9,484	7,945,810
Bank of America N.A., 6.00%, 10/15/36(a)	10,994	12,642,360
Bank of Montreal
0.90%, 01/22/27 (Call 01/22/26),
(SOFR + 0.603%)(a)(b)	7,069	6,366,907
1.25%, 09/15/26	19,510	17,556,434
1.85%, 05/01/25	3,000	2,869,217
2.65%, 03/08/27(a)	10,962	10,352,808
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	14,218	13,342,645
2.45%, 08/17/26 (Call 05/17/26)(a)	7,846	7,564,398
2.80%, 05/04/26 (Call 02/04/26)(a)	6,286	6,153,673
3.25%, 05/16/27 (Call 02/16/27)(a)	8,484	8,370,238
3.30%, 08/23/29 (Call 05/23/29)	12,631	11,944,149
3.40%, 01/29/28 (Call 10/29/27)	13,688	13,464,074
3.85%, 04/28/28	11,408	11,471,159
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	12,001	10,848,070
1.30%, 06/11/25(a)	6,366	5,955,050
1.30%, 09/15/26(a)	12,661	11,396,156
1.35%, 06/24/26(a)	11,542	10,465,089
1.95%, 02/02/27(a)	12,191	11,203,794
2.45%, 02/02/32	10,013	8,542,065
2.70%, 08/03/26(a)	13,736	13,145,259
4.50%, 12/16/25(a)	14,338	14,594,600
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(b)	21,574	19,559,655
2.60%, 06/24/31 (Call 06/24/30),
(SOFR + 1.900%)(a)(b)	11,954	10,207,681
2.67%, 03/10/32 (Call 03/10/31)(b)	8,496	7,143,462
2.89%, 11/24/32 (Call 11/24/31)(b)	16,440	13,885,655
3.33%, 11/24/42 (Call 11/24/41)(b)	13,652	10,577,533
4.34%, 01/10/28 (Call 01/10/27)(a)	15,687	15,504,664
4.38%, 01/12/26	25,923	26,054,969
4.84%, 05/09/28 (Call 05/07/27)(a)	19,347	19,112,717
4.95%, 01/10/47(a)	14,891	14,803,087
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(b)	15,041	15,194,128
5.20%, 05/12/26	17,165	17,507,450
5.25%, 08/17/45(a)	12,890	12,970,251
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	11,514	10,409,838
3.45%, 04/07/27(a)	9,589	9,363,209
3.60%, 04/07/32 (Call 03/07/32)	5,982	5,577,443
Capital One Financial Corp., 5.27%, 05/10/33(b)	8,000	8,143,167
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(SOFR + 0.765%)(b)	23,778	21,381,351
1.46%, 06/09/27 (Call 06/09/26),
(SOFR + 0.770%)(b)	25,609	23,056,633
2.52%, 11/03/32 (Call 11/03/31),
(SOFR + 1.177%)(b)	15,863	13,449,391
2.56%, 05/01/32 (Call 05/01/31),
(SOFR + 1.167%)(b)	30,485	26,060,514

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.57%, 06/03/31 (Call 06/03/30),
(SOFR + 2.107%)(b)	$31,811	$27,625,725
2.67%, 01/29/31 (Call 01/29/30),
(SOFR + 1.146%)(b)	24,191	21,301,700
2.90%, 11/03/42 (Call 11/03/41),
(SOFR + 1.379%)(a)(b)	10,806	8,387,588
2.98%, 11/05/30 (Call 11/05/29),
(SOFR + 1.422%)(b)	23,505	21,238,279
3.06%, 01/25/33 (Call 01/25/32),
(SOFR + 1.351%)(b)	31,045	27,484,697
3.07%, 02/24/28 (Call 02/24/27),
(SOFR + 1.280%)(b)	23,186	22,093,629
3.20%, 10/21/26 (Call 07/21/26)	27,768	26,952,390
3.40%, 05/01/26(a)	19,450	19,192,608
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	21,575	20,769,433
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	25,362	24,688,573
3.70%, 01/12/26(a)	17,246	17,157,057
3.79%, 03/17/33 (Call 03/17/32),
(SOFR + 1.939%)(b)	31,867	29,920,825
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(b)	15,047	13,795,317
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(a)(b)	25,174	24,825,192
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	21,113	20,446,011
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	18,130	17,841,481
4.13%, 07/25/28(a)	17,965	17,652,871
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	9,937	9,435,114
4.30%, 11/20/26	9,459	9,518,235
4.40%, 06/10/25	17,328	17,496,825
4.41%, 03/31/31 (Call 03/31/30),
(SOFR + 3.914%)(b)	46,796	46,285,732
4.45%, 09/29/27	34,666	34,766,199
4.60%, 03/09/26(a)	12,612	12,822,485
4.65%, 07/30/45	11,610	11,421,485
4.65%, 07/23/48 (Call 06/23/48)(a)	27,002	27,021,266
4.66%, 05/24/28 (Call 05/24/27),
(SOFR + 1.887%)(b)	19,860	20,247,530
4.75%, 05/18/46	21,192	20,322,270
4.91%, 05/24/33(b)	24,559	25,202,242
5.30%, 05/06/44(a)	11,334	11,605,686
5.32%, 03/26/41 (Call 03/26/40),
(SOFR + 4.548%)(a)(b)	12,734	13,519,499
5.50%, 09/13/25(a)	10,919	11,426,190
5.88%, 01/30/42(a)	10,057	11,347,487
6.63%, 06/15/32(a)	12,816	14,524,380
6.68%, 09/13/43(a)	10,336	12,440,924
8.13%, 07/15/39(a)	21,175	29,326,685
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	8,187	7,502,687
Cooperatieve Rabobank U.A
3.75%, 07/21/26	18,709	18,273,739
4.38%, 08/04/25	8,722	8,781,951
5.25%, 05/24/41	14,501	16,393,798
5.25%, 08/04/45(a)	11,814	12,093,520
5.75%, 12/01/43	13,771	15,185,710
Security	Par (000)	Value

Banks (continued)
Credit Suisse AG/New York NY, 1.25%, 08/07/26	$26,831	$23,925,594
Credit Suisse Group AG
4.55%, 04/17/26	29,595	29,637,111
4.88%, 05/15/45(a)	18,931	17,621,083
Deutsche Bank AG/New York NY
1.69%, 03/19/26	13,002	11,908,622
2.13%, 11/24/26 (Call 11/24/25),
(SOFR + 1.870%)(b)	18,291	16,701,399
2.31%, 11/16/27 (Call 11/16/26),
(SOFR + 1.219%)(b)	23,794	21,094,970
2.55%, 01/07/28 (Call 01/07/27),
(SOFR + 1.318%)(b)	22,374	19,917,704
3.04%, 05/28/32 (Call 05/28/31),
(SOFR + 1.718%)(b)	10,527	8,775,292
3.50%, 09/18/31 (Call 09/18/30),
(SOFR + 3.043%)(b)	19,300	16,960,784
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	15,914	15,437,904
4.65%, 09/13/28 (Call 06/13/28)	14,966	14,890,983
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	10,128	9,505,568
8.25%, 03/01/38	12,679	16,969,402
Fifth Third Bank NA
3.85%, 03/15/26 (Call 02/15/26)	13,085	13,057,718
3.95%, 07/28/25 (Call 06/28/25)	5,005	5,067,826
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(SOFR + 0.789%)(b)	17,601	15,998,982
1.43%, 03/09/27 (Call 03/09/26),
(SOFR + 0.798%)(b)	28,469	25,789,130
1.54%, 09/10/27 (Call 09/10/26),
(SOFR + 0.818%)(b)	26,086	23,499,435
1.90%, 10/21/27 (Call 10/21/26),
(SOFR + 0.913%)(a)(b)	40,803	37,211,540
1.99%, 01/27/32 (Call 01/27/31),
(SOFR + 1.090%)(b)	27,731	22,807,824
2.38%, 07/21/32 (Call 07/21/31),
(SOFR + 1.248%)(b)	42,385	35,597,195
2.60%, 02/07/30 (Call 11/07/29)	17,273	15,229,165
2.62%, 04/22/32 (Call 04/22/31),
(SOFR + 1.281%)(b)	37,105	32,056,453
2.64%, 02/24/28 (Call 02/24/27),
(SOFR + 1.114%)(a)(b)	28,343	26,565,350
2.65%, 10/21/32 (Call 10/21/31),
(SOFR + 1.264%)(b)	29,848	25,631,994
2.91%, 07/21/42 (Call 07/21/41),
(SOFR + 1.472%)(b)	16,482	12,821,371
3.10%, 02/24/33 (Call 02/24/32),
(SOFR + 1.410%)(a)(b)	41,767	37,468,913
3.21%, 04/22/42 (Call 04/22/41),
(SOFR + 1.513%)(a)(b)	23,960	19,690,266
3.44%, 02/24/43 (Call 02/24/42),
(SOFR + 1.632%)(b)	20,727	17,427,556
3.50%, 11/16/26 (Call 11/16/25)(a)	26,793	26,479,634
3.62%, 03/15/28 (Call 03/15/27),
(SOFR + 1.846%)(b)	35,068	34,168,660
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	20,123	19,693,656
3.75%, 05/22/25 (Call 02/22/25)	4,000	4,033,774
3.75%, 02/25/26 (Call 11/25/25)(a)	16,240	16,296,622

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.80%, 03/15/30 (Call 12/15/29)(a)	$25,246	$24,256,604
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(a)(b)	21,778	21,202,810
3.85%, 01/26/27 (Call 01/26/26)(a)	28,570	28,407,054
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	26,911	25,230,621
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	31,862	31,654,527
4.25%, 10/21/25(a)	15,672	15,888,507
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	14,563	14,066,638
4.75%, 10/21/45 (Call 04/21/45)(a)	17,105	17,146,539
4.80%, 07/08/44 (Call 01/08/44)(a)	18,952	19,072,214
5.15%, 05/22/45	21,043	21,591,928
5.95%, 01/15/27(a)	9,565	10,254,363
6.13%, 02/15/33(a)	13,988	15,912,214
6.25%, 02/01/41(a)	25,330	29,908,441
6.75%, 10/01/37(a)	58,090	68,339,330
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(SOFR + 1.290%)(a)(b)	23,504	21,046,687
2.01%, 09/22/28 (Call 09/22/27),
(SOFR + 1.732%)(b)	16,996	14,891,506
2.10%, 06/04/26 (Call 06/04/25),
(SOFR + 1.929%)(a)(b)	16,901	15,905,371
2.21%, 08/17/29 (Call 08/17/28),
(SOFR + 1.285%)(b)	19,831	17,194,962
2.25%, 11/22/27 (Call 11/22/26),
(SOFR + 1.100%)(b)	20,528	18,658,193
2.36%, 08/18/31 (Call 08/18/30),
(SOFR + 1.947%)(b)	12,552	10,501,933
2.80%, 06/04/31 (Call 06/04/30),
(SOFR + 2.387%)(b)	13,068	11,373,160
2.80%, 05/24/32 (Call 05/24/31),
(SOFR + 1.187%)(b)	27,769	23,602,714
2.87%, 11/22/32 (Call 11/22/31),
(SOFR + 1.410%)(a)(b)	19,828	16,805,297
3.90%, 05/25/26(a)	23,155	22,970,658
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	29,797	28,352,552
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(a)(b)	23,061	22,538,272
4.25%, 08/18/25	10,218	10,267,326
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(a)(b)	23,501	23,463,260
4.30%, 03/08/26	27,966	28,112,900
4.38%, 11/23/26	14,510	14,513,218
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	28,892	28,558,390
4.95%, 03/31/30	22,904	23,240,299
5.25%, 03/14/44(a)	11,921	11,627,487
6.10%, 01/14/42(a)	7,150	8,108,881
6.50%, 05/02/36(a)	24,767	27,661,165
6.50%, 09/15/37(a)	29,317	32,753,483
6.80%, 06/01/38	16,728	18,973,060
HSBC HOLDINGS PLC, 4.80%, 06/09/28(b)	25,000	25,000,000
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	9,513	8,344,937
Huntington National Bank (The), 4.55%, 05/17/28(b)	1,792	1,823,207
Security	Par (000)	Value

Banks (continued)
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(SOFR + 1.005%)(a)(b)	$19,510	$17,646,809
2.73%, 04/01/32 (Call 04/01/31),
(SOFR + 1.316%)(b)	12,939	11,101,834
3.95%, 03/29/27	15,021	14,781,157
4.02%, 03/28/28 (Call 03/28/27),
(SOFR + 1.830%)(b)	6,256	6,106,879
4.05%, 04/09/29(a)	5,729	5,524,683
4.25%, 03/28/33 (Call 03/28/32),
(SOFR + 2.070%)(b)	15,635	14,935,820
4.55%, 10/02/28	13,623	13,623,514
JPMorgan Chase & Co.
1.00%, 11/19/26 (Call 11/19/25),
(SOFR + 0.800%)(b)	23,195	21,068,937
1.04%, 02/04/27 (Call 02/04/26),
(SOFR + 0.695%)(a)(b)	17,297	15,617,160
1.47%, 09/22/27 (Call 09/22/26),
(SOFR + 0.765%)(b)	22,874	20,630,438
1.58%, 04/22/27 (Call 04/22/26),
(SOFR + 0.885%)(b)	32,568	29,787,986
1.76%, 11/19/31 (Call 11/19/30),
(SOFR + 1.105%)(a)(b)	12,477	10,287,678
1.95%, 02/04/32 (Call 02/04/31),
(SOFR + 1.065%)(b)	27,116	22,535,449
2.07%, 06/01/29 (Call 06/01/28),
(SOFR + 1.015%)(b)	15,212	13,458,761
2.18%, 06/01/28 (Call 06/01/27),
(SOFR + 1.890%)(b)	11,957	10,900,141
2.50%, 11/08/32 (Call 11/08/31),
(SOFR + 1.180%)(a)(b)	29,015	25,064,384
2.52%, 04/22/31 (Call 04/22/30),
(SOFR + 2.040%)(b)	24,145	21,298,650
2.53%, 11/19/41 (Call 11/19/40),
(SOFR + 1.510%)(b)	15,377	11,483,827
2.58%, 04/22/32 (Call 04/22/31),
(SOFR + 1.250%)(b)	34,001	29,637,720
2.74%, 10/15/30 (Call 10/15/29),
(SOFR + 1.510%)(b)	31,746	28,679,759
2.90%, 02/24/28 (Call 02/24/27),
(SOFR + 1.170%)(b)	16,866	16,046,290
2.95%, 10/01/26 (Call 07/01/26)	26,642	25,844,064
2.96%, 01/25/33 (Call 01/25/32),
(SOFR + 1.260%)(b)	36,728	32,789,987
3.11%, 04/22/41 (Call 04/22/40),
(SOFR + 2.460%)(b)	15,160	12,450,732
3.11%, 04/22/51 (Call 04/22/50),
(SOFR + 2.440%)(b)	22,180	17,350,187
3.16%, 04/22/42 (Call 04/22/41),
(SOFR + 2.460%)(b)	18,852	15,558,064
3.20%, 06/15/26 (Call 03/15/26)(a)	16,567	16,356,221
3.30%, 04/01/26 (Call 01/01/26)(a)	20,531	20,312,790
3.33%, 04/22/52 (Call 04/22/51),
(SOFR + 1.580%)(b)	35,036	28,542,126
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	19,913	19,178,083
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(a)(b)	19,085	18,584,645
3.63%, 12/01/27 (Call 12/01/26)	8,934	8,719,461

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	$24,924	$23,992,842
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(a)(b)	23,942	23,576,384
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	24,862	23,187,278
3.90%, 07/15/25 (Call 04/15/25)(a)	18,253	18,564,214
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	18,403	16,508,205
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(a)(b)	17,214	17,216,038
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(a)(b)	34,134	30,940,146
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(a)(b)	19,900	19,588,460
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	15,261	13,995,920
4.13%, 12/15/26(a)	18,163	18,333,883
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	22,769	22,683,147
4.25%, 10/01/27	16,938	17,076,051
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	18,399	17,496,187
4.32%, 04/26/28 (Call 04/26/27),
(SOFR + 1.560%)(b)	37,374	37,645,709
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(a)(b)	24,030	24,257,766
4.49%, 03/24/31 (Call 03/24/30),
(SOFR + 3.790%)(a)(b)	25,753	26,041,511
4.59%, 04/26/33 (Call 04/26/32),
(SOFR + 1.800%)(b)	25,866	26,543,167
4.85%, 02/01/44	8,829	9,030,496
4.95%, 06/01/45	15,713	15,928,036
5.40%, 01/06/42(a)	10,595	11,444,998
5.50%, 10/15/40	12,849	14,052,414
5.60%, 07/15/41(a)	16,008	17,732,507
5.63%, 08/16/43	11,082	12,150,825
6.40%, 05/15/38	23,715	28,403,157
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	2,425	2,418,610
KeyCorp, 4.79%, 06/01/33(b)	2,075	2,113,456
KeyCorp.
2.25%, 04/06/27(a)	16,856	15,502,507
2.55%, 10/01/29(a)	11,263	10,016,811
4.10%, 04/30/28(a)	11,272	11,229,538
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	11,578	10,470,385
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	15,845	15,217,034
3.75%, 01/11/27	13,694	13,486,122
3.75%, 03/18/28 (Call 03/18/27)(b)	15,264	14,837,941
4.34%, 01/09/48(a)	16,407	14,064,158
4.38%, 03/22/28	16,827	16,799,930
4.55%, 08/16/28	11,112	11,173,318
4.58%, 12/10/25	23,122	23,253,536
4.65%, 03/24/26(a)	17,593	17,667,629
5.30%, 12/01/45(a)	7,050	6,898,912
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	12,225	11,374,430
1.54%, 07/20/27 (Call 07/20/26)(b)	21,143	19,029,389
1.64%, 10/13/27 (Call 10/13/26)(b)	16,530	14,833,972
Security	Par (000)	Value

Banks (continued)
2.00%, 07/17/30(a)	$16,543	$13,867,552
2.31%, 07/20/32 (Call 07/20/31)(b)	23,063	19,362,161
2.34%, 01/19/28 (Call 01/19/27)(b)	10,753	9,902,211
2.49%, 10/13/32 (Call 10/13/31)(b)	12,068	10,212,831
2.56%, 02/25/30(a)	14,741	12,909,406
2.76%, 09/13/26(a)	11,226	10,661,586
2.85%, 01/19/33 (Call 01/19/32)(b)	18,946	16,526,351
3.20%, 07/18/29	23,548	21,867,210
3.29%, 07/25/27(a)	5,772	5,562,202
3.68%, 02/22/27(a)	9,082	8,944,602
3.74%, 03/07/29	14,109	13,533,835
3.75%, 07/18/39(a)	13,878	12,538,397
3.85%, 03/01/26	19,899	19,852,934
3.96%, 03/02/28	11,182	11,015,632
4.05%, 09/11/28(a)	8,751	8,618,254
4.08%, 04/19/28 (Call 04/19/27)(b)	7,979	7,911,048
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	18,962	16,844,182
1.55%, 07/09/27 (Call 07/09/26)(b)	18,511	16,576,090
1.98%, 09/08/31 (Call 09/08/30),
(SOFR + 1.532%)(b)	11,709	9,573,723
2.20%, 07/10/31 (Call 07/10/30),
(SOFR + 1.772%)(a)(b)	14,966	12,497,110
2.56%, 09/13/31(a)	11,940	9,854,812
2.84%, 09/13/26(a)	8,623	8,186,903
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(b)	9,753	8,894,170
3.17%, 09/11/27(a)	8,112	7,705,198
4.02%, 03/05/28(a)	12,496	12,354,839
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	11,390	11,213,019
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(SOFR + 0.720%)(b)	27,070	24,415,077
1.51%, 07/20/27 (Call 07/20/26),
(SOFR + 0.858%)(b)	30,451	27,536,188
1.59%, 05/04/27 (Call 05/04/26),
(SOFR + 0.879%)(b)	35,278	32,159,830
1.79%, 02/13/32 (Call 02/13/31),
(SOFR + 1.034%)(a)(b)	23,605	19,362,905
1.93%, 04/28/32 (Call 04/28/31),
(SOFR + 1.020%)(b)	25,323	20,881,247
2.24%, 07/21/32 (Call 07/21/31),
(SOFR + 1.178%)(a)(b)	38,424	32,417,353
2.48%, 01/21/28 (Call 01/21/27),
(SOFR + 1.000%)(b)	18,671	17,418,956
2.51%, 10/20/32 (Call 10/20/31),
(SOFR + 1.200%)(b)	24,050	20,706,331
2.70%, 01/22/31 (Call 01/22/30),
(SOFR + 1.143%)(b)	33,732	30,246,823
2.80%, 01/25/52 (Call 01/25/51),
(SOFR + 1.430%)(b)	21,588	15,971,634
2.94%, 01/21/33 (Call 01/21/32),
(SOFR + 1.290%)(b)	29,428	26,219,492
3.13%, 07/27/26	29,575	28,780,891
3.22%, 04/22/42 (Call 04/22/41),
(SOFR + 1.485%)(b)	20,685	17,150,871
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	25,750	25,030,329

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.62%, 04/01/31 (Call 04/01/30),
(SOFR + 3.120%)(b)	$28,401	$27,092,208
3.63%, 01/20/27	30,710	30,428,288
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)(b)	26,119	25,500,599
3.88%, 01/27/26	26,742	26,855,883
3.95%, 04/23/27	20,197	19,972,890
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	19,530	18,607,596
4.00%, 07/23/25(a)	22,831	23,093,509
4.21%, 04/20/28 (Call 04/20/27),
(SOFR + 1.610%)(b)	19,550	19,583,077
4.30%, 01/27/45	24,461	23,216,561
4.35%, 09/08/26(a)	19,848	20,086,680
4.38%, 01/22/47	25,827	24,948,952
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	29,483	29,735,982
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(a)(b)	8,619	8,453,201
5.00%, 11/24/25	18,094	18,731,813
5.30%, 04/20/37(b)	10,277	10,381,786
5.60%, 03/24/51 (Call 03/24/50),
(SOFR + 4.480%)(a)(b)	20,375	23,501,843
6.38%, 07/24/42(a)	18,342	22,407,994
7.25%, 04/01/32	11,205	13,695,463
National Australia Bank Ltd./New York
2.50%, 07/12/26	12,486	11,940,820
3.38%, 01/14/26(a)	2,861	2,838,200
Natwest Group PLC
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	17,040	17,074,508
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(b)	20,354	20,620,047
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(b)	18,360	16,480,173
3.07%, 05/22/28 (Call 05/22/27)(a)(b)	8,110	7,588,560
4.40%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	15,502	15,164,627
4.80%, 04/05/26(a)	16,231	16,471,136
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	7,478	6,515,087
3.95%, 10/30/25(a)	4,303	4,392,625
4.00%, 05/10/27(a)	7,402	7,597,635
PNC Bank N.A.
2.70%, 10/22/29	16,445	14,763,472
3.10%, 10/25/27 (Call 09/25/27)(a)	12,441	12,074,389
4.05%, 07/26/28	12,610	12,543,891
PNC Bank NA, 3.25%, 06/01/25 (Call 05/02/25)	4,897	4,879,735
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(SOFR + 0.979%)(a)(b)	7,493	6,432,817
2.55%, 01/22/30 (Call 10/24/29)	19,947	17,807,225
2.60%, 07/23/26 (Call 05/23/26)(a)	10,315	9,947,630
3.15%, 05/19/27 (Call 04/19/27)(a)	12,902	12,594,827
3.45%, 04/23/29 (Call 01/23/29)	25,405	24,432,946
Royal Bank of Canada
0.88%, 01/20/26(a)	21,212	19,239,475
1.15%, 06/10/25(a)	8,012	7,476,658
1.15%, 07/14/26(a)	14,522	13,108,533
1.20%, 04/27/26	24,559	22,339,498
Security	Par (000)	Value

Banks (continued)
1.40%, 11/02/26	$14,486	$13,045,251
2.30%, 11/03/31(a)	16,958	14,448,031
3.63%, 05/04/27(a)	8,858	8,757,505
3.88%, 05/04/32	6,474	6,299,869
4.65%, 01/27/26	15,653	16,044,986
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(SOFR + 1.249%)(a)(b)	13,461	12,232,684
3.24%, 10/05/26 (Call 08/05/26)(a)	10,981	10,531,245
3.45%, 06/02/25 (Call 05/02/25)	5,868	5,769,965
4.40%, 07/13/27 (Call 04/14/27)(a)	21,741	21,553,677
4.50%, 07/17/25 (Call 04/17/25)(a)	7,656	7,754,444
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)(b)	14,113	12,913,497
1.67%, 06/14/27 (Call 06/14/26),
(SOFR + 0.989%)(b)	15,254	13,665,754
2.47%, 01/11/28 (Call 01/11/27),
(SOFR + 1.220%)(b)	12,212	11,131,336
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(b)	7,464	7,136,625
State Street Corp.
2.20%, 03/03/31	10,926	9,243,061
2.40%, 01/24/30	5,943	5,312,479
2.65%, 05/19/26(a)	7,792	7,617,964
3.55%, 08/18/25	9,048	9,143,308
Sumitomo Mitsui Financial Group Inc.
0.90%, 01/12/26(a)	12,438	11,206,785
1.40%, 09/17/26	18,924	16,994,358
1.47%, 07/08/25	17,184	16,070,171
1.90%, 09/17/28	24,818	21,540,877
2.13%, 07/08/30(a)	19,056	16,062,981
2.14%, 09/23/30	11,035	9,099,531
2.22%, 09/17/31(a)	10,409	8,633,755
2.63%, 07/14/26	24,751	23,462,134
2.75%, 01/15/30(a)	14,251	12,697,062
2.93%, 09/17/41(a)	9,091	6,884,726
3.01%, 10/19/26(a)	15,948	15,335,818
3.04%, 07/16/29(a)	25,325	23,178,686
3.35%, 10/18/27(a)	6,997	6,756,429
3.36%, 07/12/27(a)	15,518	15,037,768
3.40%, 01/11/27(a)	11,252	10,958,448
3.54%, 01/17/28(a)	8,215	7,964,415
3.78%, 03/09/26	14,404	14,318,903
3.94%, 07/19/28	10,588	10,390,530
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	10,462	9,585,391
0.75%, 01/06/26(a)	15,249	13,788,147
1.15%, 06/12/25	6,477	6,053,700
1.20%, 06/03/26	15,044	13,676,737
1.25%, 09/10/26	18,878	17,025,772
1.95%, 01/12/27	17,002	15,698,807
2.00%, 09/10/31	5,145	4,272,415
2.80%, 03/10/27(a)	16,600	15,876,612
3.20%, 03/10/32	17,924	16,405,047
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)(a)	15,227	13,189,108
3.30%, 05/15/26 (Call 04/15/26)(a)	16,771	16,510,719
3.63%, 09/16/25 (Call 08/16/25)(a)	9,728	9,730,421
3.80%, 10/30/26 (Call 09/30/26)	14,116	14,046,813

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	$13,111	$11,497,487
1.20%, 08/05/25 (Call 07/03/25)	11,182	10,429,340
1.27%, 03/02/27 (Call 03/02/26),
(SOFR + 0.609%)(a)(b)	17,017	15,511,196
1.89%, 06/07/29 (Call 06/07/28),
(SOFR + 0.862%)(b)	11,937	10,577,149
1.95%, 06/05/30 (Call 03/05/30)	9,388	8,034,139
3.70%, 06/05/25 (Call 05/05/25)(a)	8,021	8,077,380
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	13,867	11,361,126
2.22%, 01/27/28 (Call 01/27/27),
(SOFR + 0.730%)(b)	17,744	16,571,618
2.68%, 01/27/33 (Call 01/27/32),
(SOFR + 1.020%)(b)	20,189	17,961,122
3.00%, 07/30/29 (Call 04/30/29)	9,550	8,899,634
3.10%, 04/27/26 (Call 03/27/26)	12,328	12,103,916
3.90%, 04/26/28 (Call 03/24/28)(a)	8,328	8,393,502
3.95%, 11/17/25 (Call 10/17/25)(a)	7,621	7,771,175
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	14,288	13,714,858
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	14,376	14,066,746
Wachovia Corp., 5.50%, 08/01/35(a)	13,321	14,073,006
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(SOFR + 2.100%)(b)	28,478	26,273,803
2.57%, 02/11/31 (Call 02/11/30),
(SOFR + 1.262%)(a)(b)	25,492	22,638,428
2.88%, 10/30/30 (Call 10/30/29),
(SOFR + 1.432%)(b)	32,142	29,273,349
3.00%, 04/22/26(a)	31,167	30,242,870
3.00%, 10/23/26(a)	33,688	32,636,971
3.07%, 04/30/41 (Call 04/30/40),
(SOFR + 2.530%)(b)	38,523	31,784,738
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(b)	27,245	26,378,208
3.35%, 03/02/33 (Call 03/02/32),
(SOFR + 1.500%)(a)(b)	39,952	36,932,987
3.53%, 03/24/28 (Call 03/24/27),
(SOFR + 1.510%)(b)	37,972	36,968,100
3.55%, 09/29/25(a)	19,783	19,858,872
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(a)(b)	28,802	28,085,475
3.90%, 05/01/45(a)	22,872	20,918,306
4.10%, 06/03/26	21,428	21,530,591
4.15%, 01/24/29 (Call 10/24/28)(a)	19,161	19,063,815
4.30%, 07/22/27(a)	22,836	23,012,123
4.40%, 06/14/46(a)	19,992	18,665,445
4.48%, 04/04/31 (Call 04/04/30),
(SOFR + 4.032%)(b)	21,857	22,096,404
4.61%, 04/25/53(b)	35,965	35,398,051
4.65%, 11/04/44(a)	19,335	18,466,087
4.75%, 12/07/46	20,046	19,623,607
4.90%, 11/17/45(a)	20,467	20,241,497
5.01%, 04/04/51 (Call 04/04/50),
(SOFR + 4.502%)(b)	55,378	57,945,186
5.38%, 11/02/43(a)	19,251	20,221,518
5.61%, 01/15/44(a)	23,432	25,248,488
Wells Fargo Bank N.A.
5.85%, 02/01/37	9,254	10,394,884
6.60%, 01/15/38(a)	16,025	19,383,701
Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
1.15%, 06/03/26	$11,646	$10,570,340
1.95%, 11/20/28	18,619	16,559,381
2.15%, 06/03/31(a)	10,910	9,371,071
2.65%, 01/16/30(a)	8,972	8,148,172
2.70%, 08/19/26	7,858	7,566,787
2.85%, 05/13/26	19,245	18,708,855
2.96%, 11/16/40(a)	11,746	8,837,197
3.13%, 11/18/41(a)	10,557	8,054,427
3.35%, 03/08/27	13,320	13,059,245
3.40%, 01/25/28(a)	7,742	7,562,695
4.04%, 08/26/27	714	723,051
4.42%, 07/24/39	12,761	11,807,799
		8,134,100,540
Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	30,460	30,584,755
4.70%, 02/01/36 (Call 08/01/35)(a)	57,385	58,113,233
4.90%, 02/01/46 (Call 08/01/45)	102,714	102,452,151
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	7,572	6,655,509
4.63%, 02/01/44(a)	8,855	8,499,859
4.90%, 02/01/46 (Call 08/01/45)(a)	15,547	15,438,415
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	18,745	18,037,809
3.75%, 07/15/42(a)	10,644	9,125,827
4.00%, 04/13/28 (Call 01/13/28)(a)	21,081	21,287,187
4.35%, 06/01/40 (Call 12/01/39)(a)	9,757	9,237,416
4.38%, 04/15/38 (Call 10/15/37)(a)	13,058	12,535,412
4.44%, 10/06/48 (Call 04/06/48)(a)	17,830	16,618,796
4.50%, 06/01/50 (Call 12/01/49)	23,447	22,279,694
4.60%, 04/15/48 (Call 10/15/47)(a)	26,100	24,975,641
4.60%, 06/01/60 (Call 12/01/59)(a)	11,585	10,815,158
4.75%, 01/23/29 (Call 10/23/28)(a)	38,217	39,909,864
4.75%, 04/15/58 (Call 10/15/57)	15,687	15,058,268
4.90%, 01/23/31 (Call 10/23/30)(a)	8,201	8,658,274
4.95%, 01/15/42	15,994	16,015,262
5.45%, 01/23/39 (Call 07/23/38)(a)	21,779	23,273,693
5.55%, 01/23/49 (Call 07/23/48)(a)	40,487	44,442,645
5.80%, 01/23/59 (Call 07/23/58)	19,527	21,958,553
8.20%, 01/15/39(a)	11,133	15,213,047
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	11,837	10,461,289
1.38%, 03/15/31(a)	11,743	9,839,926
1.45%, 06/01/27(a)	16,033	14,763,457
1.50%, 03/05/28	10,324	9,363,785
1.65%, 06/01/30(a)	14,603	12,676,492
2.00%, 03/05/31(a)	7,255	6,427,055
2.13%, 09/06/29	11,260	10,280,336
2.25%, 01/05/32(a)	15,077	13,459,913
2.50%, 06/01/40(a)	10,573	8,570,519
2.50%, 03/15/51	16,006	12,067,807
2.60%, 06/01/50(a)	13,456	10,332,723
2.75%, 06/01/60(a)	8,539	6,330,188
2.88%, 05/05/41(a)	9,171	7,793,651
3.00%, 03/05/51(a)	18,873	15,774,993
3.38%, 03/25/27(a)	9,359	9,410,459
3.45%, 03/25/30(a)	14,371	14,294,546

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	$7,997	$6,698,242
3.15%, 08/01/29 (Call 05/01/29)	11,358	10,430,335
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,778	5,437,842
2.00%, 04/29/30 (Call 01/29/30)	10,816	9,493,800
2.13%, 04/29/32 (Call 01/29/32)	9,216	7,951,717
2.38%, 10/24/29 (Call 07/24/29)	9,754	8,866,954
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	11,719	10,819,772
3.80%, 05/01/50 (Call 11/01/49)(a)	9,000	7,538,738
3.95%, 04/15/29 (Call 02/15/29)(a)	13,978	13,672,244
4.05%, 04/15/32 (Call 01/15/32)	13,616	13,095,576
4.50%, 04/15/52 (Call 10/15/51)	13,834	12,820,697
4.60%, 05/25/28 (Call 02/25/28)	892	912,755
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	21,519	20,733,544
4.20%, 07/15/46 (Call 01/15/46)(a)	18,674	16,270,822
5.00%, 05/01/42(a)	11,919	11,508,519
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	7,437	6,238,006
1.63%, 05/01/30 (Call 02/01/30)	11,224	9,724,910
1.95%, 10/21/31 (Call 07/21/31)(a)	12,090	10,577,676
2.38%, 10/06/26 (Call 07/06/26)	10,281	9,919,451
2.63%, 07/29/29 (Call 04/29/29)(a)	8,973	8,476,528
2.63%, 10/21/41 (Call 04/21/41)	13,187	10,764,768
2.75%, 04/30/25 (Call 01/30/25)	3,000	2,995,578
2.75%, 03/19/30 (Call 12/19/29)	15,355	14,491,171
2.75%, 10/21/51 (Call 04/21/51)(a)	11,760	9,504,631
2.85%, 02/24/26 (Call 11/24/25)(a)	8,627	8,564,188
2.88%, 10/15/49 (Call 04/15/49)	14,003	11,577,945
3.00%, 10/15/27 (Call 07/15/27)(a)	15,118	15,075,115
3.45%, 10/06/46 (Call 04/06/46)(a)	9,255	8,314,212
3.63%, 03/19/50 (Call 09/19/49)	9,849	9,299,973
4.45%, 04/14/46 (Call 10/14/45)(a)	2,127	2,202,265
		1,017,011,581
Biotechnology — 1.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	15,068	13,284,384
2.00%, 01/15/32 (Call 10/15/31)	15,606	13,091,655
2.20%, 02/21/27 (Call 12/21/26)	18,930	17,836,528
2.30%, 02/25/31 (Call 11/25/30)(a)	11,423	10,036,130
2.45%, 02/21/30 (Call 11/21/29)	15,139	13,573,574
2.60%, 08/19/26 (Call 05/19/26)(a)	10,847	10,468,763
2.77%, 09/01/53 (Call 03/01/53)	9,864	6,996,077
2.80%, 08/15/41 (Call 02/15/41)	12,461	9,718,644
3.00%, 02/22/29 (Call 12/22/28)	6,543	6,196,157
3.00%, 01/15/52 (Call 07/15/51)	12,551	9,311,296
3.15%, 02/21/40 (Call 08/21/39)	22,853	18,856,959
3.20%, 11/02/27 (Call 08/02/27)(a)	10,232	9,942,588
3.35%, 02/22/32 (Call 11/22/31)	10,926	10,307,292
3.38%, 02/21/50 (Call 08/21/49)(a)	22,330	18,107,582
4.20%, 02/22/52 (Call 08/22/51)	11,864	10,877,322
4.40%, 05/01/45 (Call 11/01/44)	22,826	21,531,818
4.40%, 02/22/62 (Call 08/22/61)	13,668	12,478,957
4.56%, 06/15/48 (Call 12/15/47)	13,430	13,018,082
4.66%, 06/15/51 (Call 12/15/50)	32,705	32,258,574
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	963	973,001
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	20,159	17,024,336
Security	Par (000)	Value

Biotechnology (continued)
3.15%, 05/01/50 (Call 11/01/49)	$18,101	$13,091,612
4.05%, 09/15/25 (Call 06/15/25)(a)	12,383	12,403,766
5.20%, 09/15/45 (Call 03/15/45)(a)	10,483	10,497,181
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	10,536	9,265,806
1.65%, 10/01/30 (Call 07/01/30)	14,652	12,364,587
2.60%, 10/01/40 (Call 04/01/40)(a)	9,802	7,436,017
2.80%, 10/01/50 (Call 04/01/50)(a)	15,853	11,572,310
2.95%, 03/01/27 (Call 12/01/26)(a)	13,622	13,141,304
3.65%, 03/01/26 (Call 12/01/25)	25,859	25,917,369
4.00%, 09/01/36 (Call 03/01/36)	7,920	7,687,912
4.15%, 03/01/47 (Call 09/01/46)	21,110	19,447,911
4.50%, 02/01/45 (Call 08/01/44)(a)	15,373	14,694,714
4.60%, 09/01/35 (Call 03/01/35)(a)	8,191	8,424,538
4.75%, 03/01/46 (Call 09/01/45)(a)	23,098	23,078,863
4.80%, 04/01/44 (Call 10/01/43)	17,489	17,670,130
5.65%, 12/01/41 (Call 06/01/41)(a)	10,777	11,959,298
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	18,817	15,589,472
2.80%, 09/15/50 (Call 03/15/50)(a)	7,531	5,345,762
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	4,116	3,777,739
1.75%, 09/02/27 (Call 07/02/27)	13,336	11,788,241
2.20%, 09/02/30 (Call 06/02/30)(a)	10,300	8,588,995
3.30%, 09/02/40 (Call 03/02/40)(a)	8,223	6,439,579
3.55%, 09/02/50 (Call 03/02/50)	13,819	10,159,604
		556,232,429
Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	3,354	3,123,081
2.70%, 02/15/31 (Call 11/15/30)(a)	8,211	7,139,969
2.72%, 02/15/30 (Call 11/15/29)	24,366	21,546,588
3.38%, 04/05/40 (Call 10/05/39)(a)	17,099	13,955,392
3.58%, 04/05/50 (Call 10/05/49)(a)	22,665	18,145,025
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	9,847	8,275,327
3.20%, 07/15/51 (Call 01/15/51)	10,006	7,445,478
		79,630,860
Chemicals — 1.0%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	10,737	9,429,669
2.70%, 05/15/40 (Call 11/15/39)	9,240	7,499,633
2.80%, 05/15/50 (Call 11/15/49)(a)	8,252	6,344,794
CF Industries Inc.
4.95%, 06/01/43(a)	7,200	6,859,783
5.15%, 03/15/34(a)	7,796	7,976,285
5.38%, 03/15/44	9,368	9,445,280
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	5,756	4,943,757
3.60%, 11/15/50 (Call 05/15/50)(a)	10,946	9,082,854
3.63%, 05/15/26 (Call 03/15/26)	7,834	7,839,917
4.38%, 11/15/42 (Call 05/15/42)(a)	13,245	12,483,232
4.80%, 05/15/49 (Call 11/15/48)	6,917	6,814,988
5.25%, 11/15/41 (Call 05/15/41)(a)	8,474	8,771,266
5.55%, 11/30/48 (Call 05/30/48)	8,600	9,348,253
7.38%, 11/01/29	10,008	11,900,425
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	18,391	18,884,535
4.73%, 11/15/28 (Call 08/15/28)(a)	21,472	22,294,633

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.32%, 11/15/38 (Call 05/15/38)(a)	$14,468	$15,178,840
5.42%, 11/15/48 (Call 05/15/48)	23,590	25,089,878
Eastman Chemical Co., 4.65%, 10/15/44
(Call 04/15/44)	10,232	9,643,014
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	8,448	8,210,498
2.70%, 12/15/51 (Call 06/15/51)(a)	9,670	7,254,579
International Flavors & Fragrances Inc., 5.00%,
09/26/48 (Call 03/26/48)(a)	5,145	5,067,756
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	10,186	9,806,472
5.25%, 07/15/43(a)	7,634	7,716,797
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	9,282	7,590,732
3.63%, 04/01/51 (Call 10/01/50)(a)	10,704	8,623,152
4.20%, 10/15/49 (Call 04/15/49)(a)	11,486	10,159,745
4.20%, 05/01/50 (Call 11/01/49)	10,725	9,474,079
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	10,168	9,324,839
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)	10,392	10,415,596
5.00%, 04/01/49 (Call 10/01/48)	7,670	8,008,968
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)(a)	8,834	8,153,069
3.45%, 06/01/27 (Call 03/01/27)(a)	12,572	12,330,628
4.50%, 06/01/47 (Call 12/01/46)	13,940	13,343,450
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	7,023	6,979,529
		352,290,925
Commercial Services — 0.8%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	14,304	11,931,436
1.70%, 05/15/28 (Call 03/15/28)(a)	11,491	10,467,623
3.38%, 09/15/25 (Call 06/15/25)	6,225	6,303,605
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	13,499	11,242,657
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	17,438	15,770,882
2.15%, 01/15/27 (Call 12/15/26)	10,974	9,997,901
2.90%, 05/15/30 (Call 02/15/30)	13,456	11,788,575
2.90%, 11/15/31 (Call 08/15/31)(a)	10,184	8,672,715
3.20%, 08/15/29 (Call 05/15/29)	12,804	11,582,751
4.15%, 08/15/49 (Call 02/15/49)(a)	7,588	6,319,100
4.80%, 04/01/26 (Call 01/01/26)(a)	9,226	9,439,964
Massachusetts Institute of Technology, 5.60%,
07/01/2111(a)	6,916	8,652,334
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	4,272	4,083,266
2.30%, 06/01/30 (Call 03/01/30)(a)	13,590	12,015,832
2.65%, 10/01/26 (Call 08/01/26)(a)	16,132	15,528,392
2.85%, 10/01/29 (Call 07/01/29)(a)	16,025	14,863,351
3.25%, 06/01/50 (Call 12/01/49)(a)	9,854	7,708,622
4.40%, 06/01/32(a)	8,856	8,960,127
5.05%, 06/01/52 (Call 12/01/51)	9,887	10,161,780
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	17,385	15,101,703
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(c)	7,844	7,445,929
2.70%, 03/01/29 (Call 01/01/29)(a)(c)	16,972	15,746,919
2.90%, 03/01/32 (Call 12/01/31)(c)	16,215	14,815,277
3.70%, 03/01/52 (Call 09/01/51)(a)(c)	12,396	11,101,973
4.25%, 05/01/29 (Call 02/01/29)(c)	15,461	15,700,687
Southern Co. (The), 5.11%, 08/01/27	5,000	5,140,562
Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	$2,473	$2,493,530
		283,037,493
Computers — 3.1%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	11,120	10,333,560
0.70%, 02/08/26 (Call 01/08/26)	21,901	20,231,699
1.25%, 08/20/30 (Call 05/20/30)(a)	11,864	9,967,033
1.40%, 08/05/28 (Call 06/05/28)	16,063	14,334,881
1.65%, 05/11/30 (Call 02/11/30)	19,423	16,940,917
1.65%, 02/08/31 (Call 11/08/30)	28,812	25,000,484
1.70%, 08/05/31 (Call 05/05/31)(a)	9,801	8,402,590
2.05%, 09/11/26 (Call 07/11/26)	18,248	17,514,023
2.20%, 09/11/29 (Call 06/11/29)	17,101	15,740,870
2.38%, 02/08/41 (Call 08/08/40)(a)	14,602	11,571,307
2.40%, 08/20/50 (Call 02/20/50)	11,998	8,897,133
2.45%, 08/04/26 (Call 05/04/26)(a)	19,734	19,248,005
2.55%, 08/20/60 (Call 02/20/60)	15,846	11,537,919
2.65%, 05/11/50 (Call 11/11/49)	26,504	20,808,359
2.65%, 02/08/51 (Call 08/08/50)	29,513	22,913,781
2.70%, 08/05/51 (Call 02/05/51)	19,195	14,975,384
2.80%, 02/08/61 (Call 08/08/60)	19,868	14,990,356
2.85%, 08/05/61 (Call 02/05/61)	13,264	10,131,604
2.90%, 09/12/27 (Call 06/12/27)(a)	20,923	20,554,854
2.95%, 09/11/49 (Call 03/11/49)	16,599	13,677,415
3.00%, 06/20/27 (Call 03/20/27)(a)	8,473	8,431,411
3.00%, 11/13/27 (Call 08/13/27)(a)	14,487	14,217,171
3.20%, 05/11/27 (Call 02/11/27)(a)	20,628	20,633,514
3.25%, 02/23/26 (Call 11/23/25)(a)	29,642	29,884,418
3.35%, 02/09/27 (Call 11/09/26)(a)	21,066	21,239,139
3.45%, 02/09/45(a)	18,677	16,964,779
3.75%, 09/12/47 (Call 03/12/47)	12,698	11,995,595
3.75%, 11/13/47 (Call 05/13/47)	13,121	12,411,687
3.85%, 05/04/43(a)	27,155	26,156,698
3.85%, 08/04/46 (Call 02/04/46)	22,020	21,186,349
4.25%, 02/09/47 (Call 08/09/46)	10,738	10,923,712
4.38%, 05/13/45(a)	17,605	18,102,528
4.45%, 05/06/44(a)	9,577	10,002,200
4.50%, 02/23/36 (Call 08/23/35)(a)	10,078	10,838,673
4.65%, 02/23/46 (Call 08/23/45)(a)	39,238	42,141,137
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	13,183	10,058,629
3.45%, 12/15/51 (Call 06/15/51)(a)(c)	12,366	8,984,765
4.90%, 10/01/26 (Call 08/01/26)(a)	17,324	17,713,887
5.30%, 10/01/29 (Call 07/01/29)(a)	19,061	19,504,365
5.85%, 07/15/25 (Call 06/15/25)	4,497	4,728,384
6.02%, 06/15/26 (Call 03/15/26)(a)	45,929	48,559,166
6.20%, 07/15/30 (Call 04/15/30)	14,092	15,120,689
8.10%, 07/15/36 (Call 01/15/36)	9,509	11,510,006
8.35%, 07/15/46 (Call 01/15/46)(a)	9,191	12,162,763
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	8,616	7,965,125
4.90%, 10/15/25 (Call 07/15/25)(a)	22,035	22,837,713
6.20%, 10/15/35 (Call 04/15/35)(a)	9,841	10,875,920
6.35%, 10/15/45 (Call 04/15/45)(a)	16,839	18,039,397
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	14,141	12,769,815
2.20%, 06/17/25 (Call 05/17/25)	5,987	5,718,434
2.65%, 06/17/31 (Call 03/17/31)	13,136	10,970,498
3.00%, 06/17/27 (Call 04/17/27)(a)	9,727	9,203,220
3.40%, 06/17/30 (Call 03/17/30)(a)	7,108	6,440,956

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.00%, 04/15/29 (Call 02/15/29)	$14,294	$13,663,630
4.20%, 04/15/32 (Call 01/15/32)	11,909	11,105,830
6.00%, 09/15/41	13,356	14,004,065
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	15,094	13,817,941
1.95%, 05/15/30 (Call 02/15/30)(a)	15,256	13,085,288
2.95%, 05/15/50 (Call 11/15/49)	9,173	6,947,061
3.30%, 05/15/26	28,057	27,906,188
3.45%, 02/19/26(a)	12,366	12,366,883
3.50%, 05/15/29	30,857	29,766,005
4.00%, 06/20/42(a)	10,144	9,328,838
4.15%, 05/15/39(a)	19,019	17,884,079
4.25%, 05/15/49(a)	30,370	28,436,284
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	12,692	10,527,185
4.38%, 05/15/30 (Call 02/15/30)(a)	12,092	11,747,700
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	5,378	5,094,579
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)(a)	20,111	20,095,836
		1,081,842,309
Cosmetics & Personal Care — 0.6%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (Call 02/24/27)(c)	11,554	11,302,824
3.38%, 03/24/29 (Call 01/24/29)(c)	11,466	11,002,138
3.63%, 03/24/32 (Call 12/24/31)(c)	23,297	22,288,843
4.00%, 03/24/52 (Call 09/24/51)(c)	11,297	10,260,862
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	7,746	7,163,410
1.00%, 04/23/26(a)	8,169	7,582,699
1.20%, 10/29/30	14,609	12,182,195
1.90%, 02/01/27(a)	7,434	7,063,507
1.95%, 04/23/31	7,459	6,585,380
2.30%, 02/01/32(a)	7,029	6,385,474
2.45%, 11/03/26	10,799	10,533,541
2.85%, 08/11/27	11,380	11,174,675
3.00%, 03/25/30	17,540	16,882,406
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	10,304	8,703,611
2.13%, 09/06/29 (Call 06/06/29)(a)	7,852	7,031,437
2.90%, 05/05/27 (Call 02/05/27)(a)	11,317	11,014,248
3.50%, 03/22/28 (Call 12/22/27)(a)	12,682	12,618,707
5.90%, 11/15/32(a)	10,512	12,279,192
		192,055,149
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	13,326	11,908,831
2.45%, 10/29/26 (Call 09/29/26)	31,919	28,579,969
3.00%, 10/29/28 (Call 08/29/28)	37,195	32,634,056
3.30%, 01/30/32 (Call 10/30/31)	37,237	31,412,824
3.40%, 10/29/33 (Call 07/29/33)	16,731	13,901,368
3.65%, 07/21/27 (Call 04/21/27)	9,840	9,201,210
3.85%, 10/29/41 (Call 04/29/41)(a)	16,240	12,620,948
6.50%, 07/15/25 (Call 06/15/25)(a)	8,539	8,933,243
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	17,315	15,453,380
2.20%, 01/15/27 (Call 12/15/26)(a)	8,554	7,676,017
2.88%, 01/15/26 (Call 12/15/25)(a)	16,018	15,099,624
2.88%, 01/15/32 (Call 10/15/31)(a)	6,457	5,340,572
Security	Par (000)	Value

Diversified Financial Services (continued)
3.13%, 12/01/30 (Call 09/01/30)(a)	$5,757	$4,912,803
3.38%, 07/01/25 (Call 06/01/25)(a)	5,064	4,914,481
3.75%, 06/01/26 (Call 04/01/26)(a)	10,104	9,788,906
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	18,210	15,606,334
8.00%, 11/01/31	23,375	27,575,488
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	16,433	15,122,716
2.55%, 03/04/27 (Call 02/01/27)	14,202	13,504,132
3.13%, 05/20/26 (Call 04/20/26)	16,589	16,341,006
3.30%, 05/03/27	1,623	1,588,726
4.05%, 05/03/29 (Call 03/03/29)	9,720	9,738,100
4.05%, 12/03/42(a)	11,132	10,324,799
4.20%, 11/06/25 (Call 10/06/25)(a)	8,723	8,963,425
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	9,163	7,035,186
3.90%, 01/25/28 (Call 10/25/27)(a)	13,137	12,919,570
4.35%, 04/15/30 (Call 01/15/30)	12,119	11,956,614
4.70%, 09/20/47 (Call 03/20/47)(a)	8,908	8,343,941
4.85%, 03/29/29 (Call 12/29/28)	11,548	11,824,816
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	8,559	8,336,271
3.75%, 07/28/26 (Call 06/28/26)(a)	17,001	16,676,007
3.75%, 03/09/27 (Call 02/09/27)(a)	12,498	12,308,879
3.80%, 01/31/28 (Call 12/31/27)	16,531	16,030,496
4.20%, 10/29/25 (Call 09/29/25)(a)	13,855	13,965,380
4.25%, 04/30/25 (Call 03/31/25)	3,000	3,036,557
4.93%, 05/10/28 (Call 05/10/27),
(SOFR + 2.057%)(b)	6,215	6,317,019
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	17,290	15,752,699
1.15%, 05/13/26 (Call 04/13/26)(a)	10,646	9,758,949
1.65%, 03/11/31 (Call 12/11/30)	4,777	3,924,710
1.95%, 12/01/31 (Call 09/01/31)(a)	9,023	7,504,613
2.00%, 03/20/28 (Call 01/20/28)	16,295	14,865,086
2.30%, 05/13/31 (Call 02/13/31)(a)	9,864	8,553,015
2.45%, 03/03/27 (Call 02/03/27)	4,913	4,682,380
2.90%, 03/03/32 (Call 12/03/31)	17,868	16,198,820
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	13,531	12,351,767
5.30%, 09/15/43 (Call 03/15/43)(a)	8,891	9,894,208
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	12,334	12,238,141
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	15,302	12,416,696
2.10%, 06/15/30 (Call 03/15/30)	11,991	10,372,544
2.65%, 09/15/40 (Call 03/15/40)(a)	12,652	9,722,440
3.00%, 06/15/50 (Call 12/15/49)(a)	13,354	10,085,918
3.00%, 09/15/60 (Call 03/15/60)	14,085	9,864,526
3.75%, 12/01/25 (Call 09/01/25)(a)	17,570	17,753,863
4.00%, 09/15/27 (Call 08/15/27)	24,130	24,280,668
4.25%, 09/21/48 (Call 03/21/48)	11,482	10,497,348
4.35%, 06/15/29 (Call 04/15/29)	20,060	20,277,374
4.60%, 03/15/33 (Call 12/15/32)(a)	15,500	15,845,718
4.95%, 06/15/52	15,586	16,071,499
5.20%, 06/15/62 (Call 12/15/61)(a)	14,798	15,161,347
Jefferies Group LLC/Jefferies Group Capital
Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	15,288	12,547,129
4.15%, 01/23/30(a)	12,475	11,740,796

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
4.85%, 01/15/27(a)	$8,484	$8,615,384
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	12,107	10,483,037
2.95%, 11/21/26 (Call 08/21/26)	8,930	8,790,105
2.95%, 06/01/29 (Call 03/01/29)(a)	11,247	10,797,213
3.30%, 03/26/27 (Call 01/26/27)	11,012	11,027,161
3.35%, 03/26/30 (Call 12/26/29)(a)	11,850	11,566,168
3.65%, 06/01/49 (Call 12/01/48)	9,187	8,436,528
3.85%, 03/26/50 (Call 09/26/49)(a)	18,367	17,413,975
Nomura Holdings Inc.
1.65%, 07/14/26(a)	16,456	14,834,712
1.85%, 07/16/25(a)	9,280	8,675,838
2.17%, 07/14/28(a)	13,555	11,868,317
2.33%, 01/22/27(a)	13,028	11,923,031
2.61%, 07/14/31(a)	10,929	9,126,541
2.68%, 07/16/30(a)	11,196	9,569,175
3.00%, 01/22/32	8,330	7,144,557
3.10%, 01/16/30(a)	14,947	13,297,951
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	7,831	6,724,480
4.95%, 07/15/46(a)	8,740	8,823,477
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	13,625	11,036,800
3.95%, 12/01/27 (Call 09/01/27)	14,167	13,524,813
4.50%, 07/23/25 (Call 04/23/25)	4,313	4,321,458
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	8,622	7,055,166
1.90%, 04/15/27 (Call 02/15/27)(a)	17,465	16,438,238
2.00%, 08/15/50 (Call 02/15/50)	18,927	13,010,355
2.05%, 04/15/30 (Call 01/15/30)(a)	16,738	15,032,473
2.70%, 04/15/40 (Call 10/15/39)(a)	11,343	9,527,841
2.75%, 09/15/27 (Call 06/15/27)(a)	11,493	11,217,296
3.15%, 12/14/25 (Call 09/14/25)(a)	42,277	42,410,841
3.65%, 09/15/47 (Call 03/15/47)(a)	8,799	8,099,261
4.15%, 12/14/35 (Call 06/14/35)(a)	15,486	15,943,015
4.30%, 12/14/45 (Call 06/14/45)	35,481	36,067,522
		1,165,058,677
Electric — 2.8%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(a)	11,234	10,174,226
2.45%, 01/15/31 (Call 10/15/30)	10,076	8,379,796
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	5,902	5,560,932
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	8,599	8,346,288
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	14,665	10,949,328
3.70%, 07/15/30 (Call 04/15/30)	10,161	9,934,840
3.80%, 07/15/48 (Call 01/15/48)	8,706	7,635,176
4.25%, 10/15/50 (Call 04/15/50)(a)	8,554	8,043,360
4.45%, 01/15/49 (Call 07/15/48)(a)	9,230	8,901,564
4.50%, 02/01/45 (Call 08/01/44)(a)	8,637	8,286,659
4.60%, 05/01/53(c)	10,760	10,771,994
5.15%, 11/15/43 (Call 05/15/43)(a)	6,645	6,890,274
6.13%, 04/01/36(a)	16,391	18,944,905
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	4,858	4,577,749
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	8,173	7,715,868
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	8,253	7,238,422
3.60%, 06/15/61 (Call 12/15/60)(a)	7,626	6,290,649
Security	Par (000)	Value
Electric (continued)
4.45%, 03/15/44 (Call 09/15/43)(a)	$9,891	$9,388,316
4.63%, 12/01/54 (Call 06/01/54)	8,478	8,186,404
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	8,907	8,113,693
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	880	864,662
5.60%, 06/15/42 (Call 12/15/41)(a)	4,253	4,222,029
6.25%, 10/01/39	11,995	12,642,148
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)(a)	7,049	7,108,350
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	9,075	7,684,386
Series C, 3.38%, 04/01/30 (Call 01/01/30)	11,563	10,867,551
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	2,747	2,547,518
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	8,126	6,676,643
5.30%, 02/15/40	8,310	8,937,906
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	8,765	7,634,460
2.55%, 06/15/31 (Call 03/15/31)	13,342	11,432,666
2.65%, 09/01/26 (Call 06/01/26)	15,412	14,772,453
3.15%, 08/15/27 (Call 05/15/27)(a)	6,575	6,314,287
3.30%, 06/15/41 (Call 12/15/40)	8,350	6,746,335
3.50%, 06/15/51 (Call 12/15/50)(a)	8,152	6,421,511
3.75%, 09/01/46 (Call 03/01/46)	16,121	13,470,338
Duke Energy Florida LLC, 6.40%, 06/15/38	8,535	10,268,131
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(a)	11,247	10,994,671
4.75%, 06/15/46 (Call 12/15/45)(a)	14,470	13,490,898
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	4,421	4,028,106
2.95%, 09/01/26 (Call 06/01/26)(a)	12,226	11,784,634
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	9,904	9,540,012
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	8,323	7,508,577
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	12,498	12,334,510
3.95%, 06/15/25 (Call03/15/25)(a)	4,227	4,282,037
4.05%, 04/15/30 (Call 01/15/30)	11,051	10,863,412
4.45%, 04/15/46 (Call 10/15/45)	9,438	8,950,614
4.70%, 04/15/50 (Call 10/15/49)	8,863	8,711,159
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	10,103	8,995,625
2.88%, 12/04/51 (Call 06/04/51)(a)	11,748	9,292,525
3.15%, 10/01/49 (Call 04/01/49)	9,070	7,547,116
3.95%, 03/01/48 (Call 09/01/47)	10,179	9,674,483
Georgia Power Co.
4.30%, 03/15/42	10,748	9,677,228
5.13%, 05/15/52	7,646	7,938,435
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	8,984	7,004,797
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	6,960	6,894,261
4.25%, 07/15/49 (Call 01/15/49)(a)	8,701	8,465,302
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)(a)	20,907	19,245,997
1.90%, 06/15/28 (Call 04/15/28)(a)	15,325	13,650,663
2.25%, 06/01/30 (Call 03/01/30)	16,962	14,725,041
2.44%, 01/15/32 (Call 10/15/31)(a)	13,949	11,942,311
2.75%, 11/01/29 (Call 08/01/29)	9,511	8,597,906
3.55%, 05/01/27 (Call 02/01/27)(a)	16,136	15,987,163

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	$7,614	$6,639,279
2.50%, 02/01/31 (Call 11/01/30)(a)	20,125	16,086,412
3.00%, 06/15/28 (Call 04/15/28)(a)	8,222	7,369,223
3.15%, 01/01/26(a)	18,113	17,075,033
3.25%, 06/01/31 (Call 03/01/31)	9,608	8,065,687
3.30%, 12/01/27 (Call 09/01/27)(a)	12,457	11,404,451
3.30%, 08/01/40 (Call 02/01/40)(a)	9,628	7,069,617
3.45%, 07/01/25(a)	4,729	4,567,828
3.50%, 08/01/50 (Call 02/01/50)(a)	18,028	12,825,301
3.75%, 07/01/28	10,024	9,249,567
3.95%, 12/01/47 (Call 06/01/47)	8,888	6,500,922
4.50%, 07/01/40 (Call 01/01/40)	20,716	16,939,707
4.55%, 07/01/30 (Call 01/01/30)(a)	32,744	30,549,021
4.95%, 07/01/50 (Call 01/01/50)	30,514	25,360,759
PacifiCorp, 2.90%, 06/15/52 (Call 12/15/51)(a)	12,528	9,612,054
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)(a)	5,165	4,392,442
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	7,610	6,522,896
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	4,348	3,651,129
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	10,473	8,137,233
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	10,436	10,062,670
3.40%, 02/01/28 (Call 11/01/27)(a)	13,008	12,638,457
3.80%, 02/01/38 (Call 08/01/37)	9,973	8,839,674
4.00%, 02/01/48 (Call 08/01/47)(a)	5,240	4,609,385
6.00%, 10/15/39(a)	9,394	10,446,867
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	13,174	10,549,796
4.00%, 04/01/47 (Call 10/01/46)	16,992	14,459,759
4.65%, 10/01/43 (Call 04/01/43)(a)	7,241	6,729,239
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	9,042	6,396,068
Series C, 4.13%, 03/01/48 (Call 09/01/47)	11,841	10,173,788
Series E, 3.70%, 08/01/25 (Call 06/01/25)	4,603	4,601,902
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)(a)	18,446	18,064,457
4.40%, 07/01/46 (Call 01/01/46)(a)	18,079	16,736,945
Series A, 3.70%, 04/30/30 (Call 01/30/30)	7,614	7,244,228
Series B, 4.00%, 01/15/51 (Call 10/15/25)(b)	10,792	9,928,640
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)(a)	9,175	6,506,160
2.95%, 11/15/51 (Call 05/15/51)(a)	8,782	6,825,326
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	11,076	10,904,998
Series A, 3.50%, 03/15/27 (Call 12/15/26)	7,929	7,859,379
		970,665,599
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	8,912	8,058,633
2.00%, 12/21/28 (Call 10/21/28)	10,911	9,809,478
2.20%, 12/21/31 (Call 09/21/31)(a)	7,216	6,287,815
2.80%, 12/21/51 (Call 06/21/51)	13,504	10,357,553
		34,513,479
Electronics — 0.2%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	9,352	7,819,251
2.80%, 02/15/30 (Call 11/15/29)	7,371	6,633,991
Security	Par (000)	Value
Electronics (continued)
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	$8,884	$8,045,807
1.35%, 06/01/25 (Call 05/01/25)(a)	9,431	8,998,306
1.75%, 09/01/31 (Call 06/01/31)(a)	13,861	11,839,107
1.95%, 06/01/30 (Call 03/01/30)(a)	12,342	10,897,856
2.50%, 11/01/26 (Call 08/01/26)(a)	13,375	12,982,305
2.70%, 08/15/29 (Call 05/15/29)(a)	8,791	8,245,878
2.80%, 06/01/50 (Call 12/01/49)(a)	8,680	6,981,736
		82,444,237
Entertainment — 0.7%
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(c)	50,666	49,174,590
4.05%, 03/15/29 (Call 01/15/29)(a)(c)	18,406	17,636,127
4.28%, 03/15/32 (Call 12/15/31)(c)	48,886	45,664,457
5.05%, 03/15/42 (Call 09/15/41)(c)	49,151	44,328,967
5.14%, 03/15/52 (Call 09/15/51)(c)	68,687	61,599,896
5.39%, 03/15/62 (Call 09/15/61)(c)	29,521	26,436,832
		244,840,869
Environmental Control — 0.1%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	10,874	8,802,644
3.95%, 05/15/28 (Call 02/15/28)(a)	8,329	8,365,621
Waste Connections Inc., 2.95%, 01/15/52 (Call 07/15/51)(a)	9,162	6,846,628
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	8,230	6,744,760
3.15%, 11/15/27 (Call 08/15/27)(a)	9,368	9,144,081
4.15%, 04/15/32 (Call 01/15/32)	5,781	5,823,588
		45,727,322
Food — 1.3%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)(a)	7,596	7,585,167
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	15,167	13,038,289
4.60%, 11/01/25 (Call 09/01/25)	9,016	9,197,492
4.85%, 11/01/28 (Call 08/01/28)(a)	15,440	15,698,189
5.30%, 11/01/38 (Call 05/01/38)(a)	9,562	9,495,790
5.40%, 11/01/48 (Call 05/01/48)	11,744	11,804,180
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	10,784	9,812,987
3.20%, 02/10/27 (Call 11/10/26)(a)	9,248	9,058,698
4.20%, 04/17/28 (Call 01/17/28)	17,231	17,535,160
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	7,309	6,599,289
1.80%, 06/11/30 (Call 03/11/30)(a)	6,745	5,737,188
Kellogg Co., 3.25%, 04/01/26(a)	12,787	12,630,798
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	18,162	17,472,389
3.88%, 05/15/27 (Call 02/15/27)(a)	12,806	12,642,164
4.38%, 06/01/46 (Call 12/01/45)(a)	26,738	23,632,483
4.88%, 10/01/49 (Call 04/01/49)(a)	18,256	17,133,804
5.00%, 06/04/42(a)	14,215	13,642,135
5.20%, 07/15/45 (Call 01/15/45)	21,273	20,712,137
5.50%, 06/01/50 (Call 12/01/49)	7,873	8,062,975
6.88%, 01/26/39(a)	7,577	8,723,021
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	10,182	9,706,878
3.95%, 01/15/50 (Call 07/15/49)	8,355	7,311,739
4.45%, 02/01/47 (Call 08/01/46)	11,485	10,742,092

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food (continued)
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	$11,214	$10,945,333
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	2,000	1,900,945
2.63%, 03/17/27 (Call 02/17/27)	8,012	7,638,976
2.63%, 09/04/50 (Call 03/04/50)	11,150	7,940,561
2.75%, 04/13/30 (Call 01/13/30)	9,769	8,830,531
3.00%, 03/17/32 (Call 12/17/31)	4,474	4,035,746
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	10,513	7,923,465
3.25%, 07/15/27 (Call 04/15/27)(a)	6,701	6,496,353
3.30%, 07/15/26 (Call 04/15/26)(a)	10,767	10,620,160
3.75%, 10/01/25 (Call 07/01/25)(a)	7,417	7,479,205
5.95%, 04/01/30 (Call 01/01/30)(a)	13,435	14,733,158
6.60%, 04/01/50 (Call 10/01/49)	12,490	15,178,549
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	12,629	12,486,089
4.00%, 03/01/26 (Call 01/01/26)	11,543	11,627,384
4.35%, 03/01/29 (Call 12/01/28)(a)	10,698	10,889,020
4.55%, 06/02/47 (Call 12/02/46)(a)	9,934	9,474,819
5.10%, 09/28/48 (Call 03/28/48)(a)	16,040	16,737,039
		442,912,377
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	7,977	7,361,520
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	7,372	6,747,127
1.70%, 02/15/31 (Call 11/15/30)(a)	11,257	9,006,707
2.95%, 09/01/29 (Call 06/01/29)(a)	7,457	6,762,010
3.49%, 05/15/27 (Call 02/15/27)	10,055	9,833,051
3.60%, 05/01/30 (Call 02/01/30)	9,603	9,009,958
3.95%, 03/30/48 (Call 09/30/47)(a)	7,724	6,482,967
4.38%, 05/15/47 (Call 11/15/46)	9,605	8,653,585
4.80%, 02/15/44 (Call 08/15/43)(a)	8,173	7,621,493
		71,478,418
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	10,144	8,923,809
2.75%, 11/15/50 (Call 05/15/50)(a)	7,987	5,757,856
		14,681,665
Health Care - Products — 1.0%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)(a)	13,019	13,221,561
4.75%, 11/30/36 (Call 05/30/36)(a)	18,448	20,155,207
4.90%, 11/30/46 (Call 05/30/46)(a)	34,243	37,944,802
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(a)(c)	21,786	19,943,765
2.27%, 12/01/28 (Call 10/01/28)(a)(c)	16,464	14,761,150
2.54%, 02/01/32 (Call 11/01/31)(a)(c)	14,071	12,137,231
2.60%, 08/15/26 (Call 05/15/26)(a)	2,798	2,668,106
3.13%, 12/01/51 (Call 06/01/51)(a)(c)	8,218	6,181,625
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	14,638	13,101,263
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	11,783	8,514,852
2.80%, 12/10/51 (Call 06/10/51)(a)	13,470	10,123,415
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	6,670	6,114,389
3.25%, 11/15/39 (Call 05/15/39)(a)	9,500	8,202,357
3.40%, 11/15/49 (Call 05/15/49)	9,590	8,045,189
Security	Par (000)	Value
Health Care - Products (continued)
Medtronic Inc.
4.38%, 03/15/35(a)	$22,912	$23,945,634
4.63%, 03/15/45(a)	17,983	18,978,364
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	16,918	15,526,816
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	14,170	12,105,804
3.38%, 11/01/25 (Call 08/01/25)(a)	6,556	6,523,245
3.50%, 03/15/26 (Call 12/15/25)(a)	7,243	7,237,911
4.63%, 03/15/46 (Call 09/15/45)(a)	11,451	11,377,461
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	14,168	12,107,868
2.60%, 10/01/29 (Call 07/01/29)	13,846	12,686,262
2.80%, 10/15/41 (Call 04/15/41)	12,718	10,213,456
4.10%, 08/15/47 (Call 02/15/47)(a)	10,252	9,898,805
UnitedHealth Group Inc., 4.00%, 05/15/29	13,429	13,647,072
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	9,799	8,412,005
		343,775,615
Health Care - Services — 2.4%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	12,041	10,542,258
6.63%, 06/15/36	11,833	14,037,671
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	9,653	8,976,378
2.25%, 05/15/30 (Call 02/15/30)	15,645	13,748,613
2.55%, 03/15/31 (Call 12/15/30)(a)	9,711	8,642,420
2.88%, 09/15/29 (Call 06/15/29)(a)	7,678	7,133,627
3.13%, 05/15/50 (Call 11/15/49)(a)	9,560	7,529,272
3.60%, 03/15/51 (Call 09/15/50)(a)	14,230	12,185,409
3.65%, 12/01/27 (Call 09/01/27)	16,032	15,945,426
3.70%, 09/15/49 (Call 03/15/49)	9,309	8,036,378
4.10%, 03/01/28 (Call 12/01/27)	12,821	12,933,399
4.38%, 12/01/47 (Call 06/01/47)	13,606	13,123,708
4.55%, 03/01/48 (Call 09/01/47)	8,924	8,817,688
4.63%, 05/15/42	9,788	9,750,526
4.65%, 01/15/43	11,827	11,806,439
4.65%, 08/15/44 (Call 02/15/44)(a)	7,795	7,692,719
Ascension Health
3.90%, 11/15/46(a)	8,240	7,782,072
Series B, 2.53%, 11/15/29 (Call 08/15/29)	8,090	7,398,208
CommonSpirit Health
3.30%, 10/01/29 (Call 04/01/29)	8,448	7,826,490
4.19%, 10/01/49 (Call 04/01/49)	4,420	3,797,433
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	10,051	8,406,320
3.13%, 03/15/27 (Call 02/15/27)(a)(c)	9,246	8,819,810
3.50%, 09/01/30 (Call 03/01/30)	2,000	1,826,312
3.50%, 07/15/51 (Call 01/15/51)(a)	16,501	12,375,676
3.63%, 03/15/32 (Call 12/15/31)(a)(c)	22,280	20,268,450
4.13%, 06/15/29 (Call 03/15/29)(a)	17,004	16,501,387
4.50%, 02/15/27 (Call 08/15/26)(a)	12,509	12,633,693
4.63%, 03/15/52 (Call 09/15/51)(a)(c)	19,023	16,860,751
5.13%, 06/15/39 (Call 12/15/38)(a)	13,888	13,475,917
5.25%, 06/15/26 (Call 12/15/25)(a)	16,054	16,629,624
5.25%, 06/15/49 (Call 12/15/48)	19,469	18,758,892
5.50%, 06/15/47 (Call 12/15/46)	15,113	14,960,319
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	13,052	11,631,343
2.15%, 02/03/32 (Call 11/03/31)(a)	8,970	7,491,016
3.70%, 03/23/29 (Call 02/23/29)(a)	10,109	9,868,145

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Services (continued)
4.95%, 10/01/44 (Call 04/01/44)(a)	$10,601	$10,770,753
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)(a)	11,820	11,295,826
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	8,502	6,886,018
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	12,339	9,830,528
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	11,183	8,665,550
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	12,775	11,954,172
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)(a)	13,073	11,826,237
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	10,743	9,909,654
2.00%, 05/15/30	12,703	11,191,788
2.30%, 05/15/31 (Call 02/15/31)(a)	11,869	10,544,268
2.75%, 05/15/40 (Call 11/15/39)(a)	10,350	8,427,902
2.88%, 08/15/29(a)	10,798	10,237,738
2.90%, 05/15/50 (Call 11/15/49)	13,089	10,236,506
2.95%, 10/15/27(a)	10,490	10,219,820
3.05%, 05/15/41 (Call 11/15/40)	12,300	10,324,114
3.10%, 03/15/26(a)	12,777	12,700,494
3.13%, 05/15/60 (Call 11/15/59)(a)	8,838	6,785,388
3.25%, 05/15/51 (Call 11/15/50)(a)	21,023	17,600,205
3.45%, 01/15/27	8,919	8,936,115
3.50%, 08/15/39 (Call 02/15/39)(a)	12,467	11,274,851
3.70%, 08/15/49 (Call 02/15/49)(a)	12,146	10,929,644
3.75%, 07/15/25(a)	14,217	14,473,531
3.75%, 10/15/47 (Call 04/15/47)	9,836	8,985,142
3.85%, 06/15/28	10,631	10,767,806
3.88%, 12/15/28(a)	9,117	9,297,729
3.88%, 08/15/59 (Call 02/15/59)	11,636	10,591,548
4.20%, 05/15/32	13,078	13,394,994
4.20%, 01/15/47 (Call 07/15/46)	8,841	8,576,566
4.25%, 03/15/43 (Call 09/15/42)(a)	8,543	8,337,184
4.25%, 06/15/48 (Call 12/15/47)	14,581	14,325,599
4.45%, 12/15/48 (Call 06/15/48)	9,970	10,016,955
4.63%, 07/15/35(a)	8,310	8,723,020
4.75%, 07/15/45	17,282	18,153,602
4.75%, 05/15/52 (Call 11/15/51)	19,032	20,093,418
4.95%, 05/15/62 (Call 11/15/61)	13,425	14,337,437
5.80%, 03/15/36	11,259	13,088,555
6.88%, 02/15/38	12,076	15,474,712
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(a)(c)	11,968	10,112,814
		817,511,972
Holding Companies - Diversified — 0.4%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	13,587	11,960,213
2.88%, 06/15/28 (Call 04/15/28)	16,436	13,970,441
3.25%, 07/15/25 (Call 06/15/25)(a)	10,483	10,005,407
3.88%, 01/15/26 (Call 12/15/25)	12,954	12,401,625
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)(a)(c)	14,932	12,982,594
3.25%, 03/15/27 (Call 02/15/27)(c)	16,060	14,219,501
Blackstone Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)(a)	8,895	8,510,377
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)(a)	10,348	8,845,160
3.40%, 01/15/26 (Call 12/15/25)(a)	11,786	11,003,645
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)(a)	$9,956	$8,369,692
3.40%, 07/15/26 (Call 06/15/26)(a)	11,164	10,289,188
		122,557,843
Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	9,832	9,863,856
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)(a)	9,737	9,305,493
Insurance — 1.8%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	8,759	8,539,890
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	12,203	11,821,372
3.90%, 04/01/26 (Call 01/01/26)(a)	15,462	15,504,394
4.38%, 06/30/50 (Call 12/30/49)	8,726	8,362,751
4.75%, 04/01/48 (Call 10/01/47)(a)	11,294	11,451,401
4.80%, 07/10/45 (Call 01/10/45)(a)	9,475	9,332,102
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	10,775	9,701,662
3.75%, 05/02/29 (Call 02/02/29)	6,460	6,275,783
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52 (Call 08/28/51)	9,282	7,861,783
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)(a)	11,112	11,187,786
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	11,121	9,222,613
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	12,683	12,240,300
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	8,318	6,901,325
2.30%, 03/15/27 (Call 02/15/27)(a)	13,236	12,743,098
2.50%, 01/15/51 (Call 07/15/50)	9,130	6,467,362
2.85%, 10/15/50 (Call 04/15/50)	19,228	14,648,271
2.88%, 03/15/32 (Call 12/15/31)	7,730	7,133,905
3.85%, 03/15/52 (Call 09/15/51)	26,072	23,812,726
4.20%, 08/15/48 (Call 02/15/48)(a)	24,380	23,482,021
4.25%, 01/15/49 (Call 07/15/48)(a)	16,226	16,049,010
5.75%, 01/15/40(a)	10,459	11,998,810
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	22,231	22,248,398
4.50%, 02/11/43(a)	10,804	10,745,746
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	2,000	1,927,716
4.70%, 06/22/47 (Call 12/22/46)	10,798	9,158,329
Chubb Corp. (The), 6.00%, 05/11/37	8,169	9,655,902
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	2,950	2,427,092
3.05%, 12/15/61 (Call 06/15/61)	10,858	8,010,647
3.35%, 05/03/26 (Call 02/03/26)(a)	9,950	9,922,952
4.35%, 11/03/45 (Call 05/03/45)(a)	10,884	10,537,203
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(c)	10,224	9,958,003
3.85%, 04/05/29 (Call 02/05/29)(c)	11,607	11,198,855
3.90%, 04/05/32 (Call 01/05/32)(c)	13,282	12,651,595
4.40%, 04/05/52 (Call 10/05/51)(c)	14,125	12,680,840
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	10,401	10,434,096
5.00%, 04/20/48 (Call 10/20/47)	14,947	14,562,394
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	11,427	8,422,195

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
3.50%, 10/15/50 (Call 04/15/50)(a)	$10,320	$8,167,206
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	8,501	7,076,844
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)	1,253	1,200,033
4.15%, 03/04/26	6,577	6,670,510
5.38%, 03/04/46(a)	7,722	8,563,015
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	10,465	9,098,196
4.38%, 03/15/29 (Call 12/15/28)	11,432	11,613,639
4.90%, 03/15/49 (Call 09/15/48)	13,731	14,231,488
MetLife Inc.
4.05%, 03/01/45(a)	11,193	10,434,496
4.13%, 08/13/42(a)	9,245	8,687,635
4.55%, 03/23/30 (Call 12/23/29)(a)	5,343	5,545,492
4.60%, 05/13/46 (Call 11/13/45)(a)	7,752	7,866,756
4.88%, 11/13/43	7,343	7,590,512
5.70%, 06/15/35	11,508	13,007,526
5.88%, 02/06/41	9,059	10,214,328
6.38%, 06/15/34	9,864	11,821,370
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)(a)	8,368	7,871,176
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	15,070	13,159,707
3.91%, 12/07/47 (Call 06/07/47)(a)	5,646	5,098,338
3.94%, 12/07/49 (Call 06/07/49)(a)	11,916	10,789,198
4.35%, 02/25/50 (Call 08/25/49)(a)	8,912	8,565,253
4.60%, 05/15/44(a)	9,613	9,395,197
5.70%, 12/14/36(a)	9,888	11,206,737
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	8,187	6,462,210
5.35%, 11/01/40(a)	6,307	6,918,714
6.25%, 06/15/37(a)	8,954	10,740,636
		641,276,540
Internet — 2.1%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	6,136	5,708,470
0.80%, 08/15/27 (Call 06/15/27)(a)	15,403	13,736,617
1.10%, 08/15/30 (Call 05/15/30)(a)	19,710	16,548,506
1.90%, 08/15/40 (Call 02/15/40)	13,798	10,324,629
2.00%, 08/15/26 (Call 05/15/26)	17,322	16,661,233
2.05%, 08/15/50 (Call 02/15/50)	29,040	20,646,490
2.25%, 08/15/60 (Call02/15/60)	21,912	15,181,155
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	8,202	7,728,580
1.00%, 05/12/26 (Call 04/12/26)	23,267	21,496,298
1.20%, 06/03/27 (Call 04/03/27)	14,708	13,310,433
1.50%, 06/03/30 (Call 03/03/30)	21,198	18,102,208
1.65%, 05/12/28 (Call 03/12/28)	18,472	16,711,690
2.10%, 05/12/31 (Call 02/12/31)	29,449	25,971,091
2.50%, 06/03/50 (Call 12/03/49)(a)	27,180	20,232,096
2.70%, 06/03/60 (Call 12/03/59)	20,367	14,744,515
2.88%, 05/12/41 (Call 11/12/40)(a)	23,665	19,700,994
3.10%, 05/12/51 (Call 11/12/50)(a)	33,804	28,178,737
3.15%, 08/22/27 (Call 05/22/27)(a)	31,279	30,971,646
3.25%, 05/12/61 (Call 11/12/60)(a)	17,946	14,657,728
3.30%, 04/13/27 (Call 03/13/27)	18,505	18,488,740
3.45%, 04/13/29 (Call 02/13/29)	13,622	13,556,037
3.60%, 04/13/32 (Call 01/13/32)	28,390	28,098,301
3.88%, 08/22/37 (Call 02/22/37)(a)	26,296	25,982,504
Security	Par (000)	Value
Internet (continued)
3.95%, 04/13/52 (Call 10/13/51)	$26,728	$25,802,057
4.05%, 08/22/47 (Call 02/22/47)(a)	33,863	33,340,914
4.10%, 04/13/62 (Call 10/13/61)	15,086	14,513,553
4.25%, 08/22/57 (Call 02/22/57)(a)	23,058	22,961,205
4.80%, 12/05/34 (Call 06/05/34)(a)	12,532	13,668,437
4.95%, 12/05/44 (Call 06/05/44)(a)	13,669	14,918,498
5.20%, 12/03/25 (Call 09/03/25)(a)	9,008	9,610,279
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(a)	11,052	11,098,435
4.63%, 04/13/30 (Call 01/13/30)(a)	14,094	14,599,676
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	12,995	11,905,095
2.60%, 05/10/31 (Call 02/10/31)	9,428	8,132,083
2.70%, 03/11/30 (Call 12/11/29)(a)	9,271	8,210,735
3.60%, 06/05/27 (Call 03/05/27)(a)	10,580	10,450,903
3.65%, 05/10/51 (Call 11/10/50)	10,943	8,737,369
4.00%, 07/15/42 (Call 01/15/42)(a)	8,559	7,491,899
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	13,904	11,738,006
3.25%, 02/15/30 (Call 11/15/29)	17,262	15,247,212
3.80%, 02/15/28 (Call 11/15/27)	8,658	8,265,627
4.63%, 08/01/27 (Call 05/01/27)(a)	13,587	13,588,669
5.00%, 02/15/26 (Call 11/15/25)(a)	12,888	13,112,282
Netflix Inc.
4.38%, 11/15/26(a)	8,715	8,753,172
4.88%, 04/15/28	13,649	13,574,954
5.88%, 11/15/28(a)	18,479	19,176,229
6.38%, 05/15/29(a)	10,901	11,592,532
		747,228,519
Lodging — 0.2%
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	5,884	5,309,281
3.90%, 08/08/29 (Call 05/08/29)(a)	5,224	4,549,713
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	10,521	10,417,591
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	7,849	7,056,899
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	13,348	11,559,340
Series R, 3.13%, 06/15/26 (Call 03/15/26)	9,090	8,825,865
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	1,400	1,229,342
5.13%, 08/08/25 (Call 06/08/25)	16,460	15,256,751
5.40%, 08/08/28 (Call 05/08/28)(a)	18,300	16,026,642
		80,231,424
Machinery — 0.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	5,798	5,369,224
0.90%, 03/02/26(a)	6,361	5,839,232
1.10%, 09/14/27(a)	8,697	7,731,660
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	11,694	10,887,816
3.25%, 09/19/49 (Call 03/19/49)	7,899	6,793,151
3.25%, 04/09/50 (Call 10/09/49)	12,536	10,758,885
3.80%, 08/15/42(a)	15,716	14,929,229
5.20%, 05/27/41(a)	8,536	9,390,679
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	9,938	9,375,843
3.90%, 06/09/42 (Call 12/09/41)(a)	11,189	10,720,607
John Deere Capital Corp., 0.70%, 01/15/26(a)	9,956	9,097,579

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery (continued)
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	$19,183	$17,006,539
3.11%, 02/15/40 (Call 08/15/39)(a)	7,432	6,042,596
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	5,315	5,053,624
4.95%, 09/15/28 (Call 06/15/28)	12,768	12,841,916
		141,838,580
Manufacturing — 0.6%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	8,771	8,052,353
2.88%, 10/15/27 (Call 07/15/27)(a)	6,374	6,222,386
3.25%, 08/26/49 (Call 02/26/49)(a)	9,708	8,120,952
3.38%, 03/01/29 (Call 12/01/28)(a)	8,592	8,431,983
4.00%, 09/14/48 (Call 03/14/48)(a)	11,592	11,006,315
Eaton Corp., 4.15%, 11/02/42	10,994	10,420,961
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	11,662	11,719,945
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35(a)	69,072	68,369,745
General Electric Co.
5.88%, 01/14/38(a)	8,182	8,921,571
6.75%, 03/15/32	25,934	30,152,650
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	8,683	8,443,647
3.90%, 09/01/42 (Call 03/01/42)(a)	11,173	10,390,759
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	10,771	10,057,234
4.00%, 06/14/49 (Call 12/14/48)	9,063	7,965,395
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	9,357	8,980,694
		217,256,590
Media — 4.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	12,887	10,985,336
2.30%, 02/01/32 (Call 11/01/31)	10,299	8,202,268
2.80%, 04/01/31 (Call 01/01/31)	17,351	14,606,126
3.50%, 06/01/41 (Call 12/01/40)	15,324	11,508,794
3.50%, 03/01/42 (Call 09/01/41)	13,910	10,366,336
3.70%, 04/01/51 (Call 10/01/50)	19,864	14,509,253
3.75%, 02/15/28 (Call 11/15/27)(a)	8,919	8,449,603
3.85%, 04/01/61 (Call 10/01/60)	16,977	12,063,547
3.90%, 06/01/52 (Call 12/01/51)	22,796	16,961,336
3.95%, 06/30/62 (Call 12/30/61)	13,751	9,918,592
4.20%, 03/15/28 (Call 12/15/27)(a)	11,380	11,016,171
4.40%, 04/01/33 (Call 01/01/33)(a)	12,005	11,284,137
4.40%, 12/01/61 (Call 06/01/61)	14,248	11,020,466
4.80%, 03/01/50 (Call 09/01/49)	25,482	21,741,133
4.91%, 07/23/25 (Call 04/23/25)(a)	35,472	36,290,811
5.05%, 03/30/29 (Call 12/30/28)	11,868	11,801,917
5.13%, 07/01/49 (Call 01/01/49)	10,437	9,244,278
5.25%, 04/01/53 (Call 10/01/52)	22,466	20,502,811
5.38%, 04/01/38 (Call 10/01/37)	7,730	7,299,639
5.38%, 05/01/47 (Call 11/01/46)	24,713	22,721,691
5.50%, 04/01/63 (Call 10/01/62)	14,045	12,555,553
5.75%, 04/01/48 (Call 10/01/47)	28,296	27,424,059
6.38%, 10/23/35 (Call 04/23/35)	19,472	20,651,065
6.48%, 10/23/45 (Call 04/23/45)(a)	35,559	36,732,354
Security	Par (000)	Value
Media (continued)
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	$21,503	$17,832,234
1.95%, 01/15/31 (Call 10/15/30)	16,356	14,074,917
2.35%, 01/15/27 (Call 10/15/26)	14,457	13,758,225
2.45%, 08/15/52 (Call 02/15/52)(a)	16,537	11,736,469
2.65%, 02/01/30 (Call 11/01/29)	17,530	16,205,002
2.65%, 08/15/62 (Call 02/15/62)	12,047	8,224,150
2.80%, 01/15/51 (Call 07/15/50)(a)	17,657	13,421,637
2.89%, 11/01/51 (Call 05/01/51)(c)	49,962	38,072,608
2.94%, 11/01/56 (Call 05/01/56)(c)	56,435	42,047,184
2.99%, 11/01/63 (Call 05/01/63)(c)	38,175	27,837,687
3.15%, 03/01/26 (Call 12/01/25)(a)	20,464	20,313,254
3.15%, 02/15/28 (Call 11/15/27)(a)	16,738	16,331,456
3.20%, 07/15/36 (Call 01/15/36)	10,530	9,345,389
3.25%, 11/01/39 (Call 05/01/39)	16,129	14,009,188
3.30%, 02/01/27 (Call 11/01/26)(a)	12,438	12,325,744
3.30%, 04/01/27 (Call 02/01/27)(a)	7,719	7,616,516
3.38%, 08/15/25 (Call 05/15/25)	10,580	10,624,923
3.40%, 04/01/30 (Call 01/01/30)(a)	18,508	17,920,097
3.40%, 07/15/46 (Call 01/15/46)(a)	19,125	16,241,386
3.45%, 02/01/50 (Call 08/01/49)	18,464	15,631,091
3.55%, 05/01/28 (Call 02/01/28)	8,843	8,763,919
3.75%, 04/01/40 (Call 10/01/39)(a)	15,783	14,458,461
3.90%, 03/01/38 (Call 09/01/37)	11,619	11,058,358
3.95%, 10/15/25 (Call 08/15/25)(a)	29,214	29,830,889
3.97%, 11/01/47 (Call 05/01/47)	19,886	18,360,189
4.00%, 08/15/47 (Call 02/15/47)	9,672	8,842,842
4.00%, 03/01/48 (Call 09/01/47)	11,002	10,113,296
4.00%, 11/01/49 (Call 05/01/49)	19,813	18,412,782
4.00%, 11/01/52 (Call 05/01/52)(a)	15,255	14,227,579
4.15%, 10/15/28 (Call 07/15/28)	39,218	40,167,676
4.20%, 08/15/34 (Call 02/15/34)	8,538	8,586,894
4.25%, 10/15/30 (Call 07/15/30)(a)	16,308	16,646,554
4.25%, 01/15/33(a)	16,590	17,064,607
4.40%, 08/15/35 (Call 02/15/35)(a)	8,271	8,359,993
4.60%, 10/15/38 (Call 04/15/38)	10,821	11,044,041
4.60%, 08/15/45 (Call 02/15/45)	7,728	7,741,037
4.70%, 10/15/48 (Call 04/15/48)	19,129	19,499,653
4.95%, 10/15/58 (Call 04/15/58)(a)	12,816	13,834,735
5.65%, 06/15/35(a)	8,963	10,127,447
7.05%, 03/15/33(a)	9,448	11,638,869
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)(a)	8,551	7,900,917
3.95%, 03/20/28 (Call 12/20/27)	19,170	18,503,409
4.00%, 09/15/55 (Call 03/15/55)	16,877	12,751,044
4.13%, 05/15/29 (Call 02/15/29)	9,682	9,242,294
4.65%, 05/15/50 (Call 11/15/49)	9,586	8,081,132
5.20%, 09/20/47 (Call 03/20/47)(a)	13,563	12,390,224
5.30%, 05/15/49 (Call 11/15/48)(a)	8,610	7,935,295
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	19,686	19,911,598
5.48%, 01/25/39 (Call 07/25/38)(a)	16,463	16,800,165
5.58%, 01/25/49 (Call 07/25/48)(a)	17,086	17,648,541
Paramount Global
4.00%, 01/15/26 (Call 10/15/25)	9,260	9,290,679
4.20%, 05/19/32 (Call 02/19/32)	8,678	8,141,004
4.38%, 03/15/43	16,323	13,686,561
4.95%, 01/15/31 (Call 10/15/30)(a)	12,347	12,360,577
4.95%, 05/19/50 (Call 11/19/49)	10,287	9,292,499
5.85%, 09/01/43 (Call 03/01/43)	12,624	12,685,522

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
6.88%, 04/30/36(a)	$12,790	$14,380,594
7.88%, 07/30/30(a)	9,053	10,752,959
Time Warner Cable LLC
4.50%, 09/15/42 (Call03/15/42)(a)	10,720	8,923,808
5.50%, 09/01/41 (Call 03/01/41)(a)	13,459	12,443,551
5.88%, 11/15/40 (Call 05/15/40)(a)	11,998	11,923,988
6.55%, 05/01/37(a)	17,085	18,048,934
6.75%, 06/15/39	14,247	15,143,407
7.30%, 07/01/38	14,192	15,732,674
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	12,260	14,818,934
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	11,652	10,934,028
2.95%, 06/15/27(a)	5,586	5,444,962
3.00%, 02/13/26(a)	8,572	8,486,096
3.15%, 09/17/25	4,807	4,789,264
4.13%, 06/01/44(a)	10,422	9,895,312
Walt Disney Co. (The)
1.75%, 01/13/26(a)	18,721	17,774,857
2.00%, 09/01/29 (Call 06/01/29)(a)	18,794	16,607,461
2.20%, 01/13/28(a)	11,718	10,948,137
2.65%, 01/13/31	23,954	21,716,715
2.75%, 09/01/49 (Call 03/01/49)	20,728	15,678,437
3.50%, 05/13/40 (Call 11/13/39)(a)	22,393	19,895,845
3.60%, 01/13/51 (Call 07/13/50)(a)	28,095	24,786,597
3.80%, 03/22/30	11,960	11,916,873
3.80%, 05/13/60 (Call 11/13/59)(a)	14,351	12,718,234
4.63%, 03/23/40 (Call 09/23/39)(a)	11,043	11,320,368
4.70%, 03/23/50 (Call 09/23/49)(a)	17,109	17,689,291
6.20%, 12/15/34(a)	9,944	11,718,553
6.40%, 12/15/35	7,242	8,760,516
6.65%, 11/15/37(a)	14,255	17,709,646
		1,597,787,756
Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42(a)	9,273	9,541,171
Barrick North America Finance LLC
5.70%, 05/30/41(a)	8,339	9,110,556
5.75%, 05/01/43	7,047	7,703,847
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	8,656	9,620,923
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	8,910	8,468,482
5.00%, 09/30/43(a)	24,914	26,643,639
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	5,361	5,177,319
5.40%, 11/14/34 (Call 05/14/34)(a)	10,239	10,466,047
5.45%, 03/15/43 (Call 09/15/42)	17,492	17,125,634
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	7,373	6,350,968
2.60%, 07/15/32 (Call 04/15/32)	10,469	9,025,703
4.88%, 03/15/42 (Call 09/15/41)(a)	11,983	12,181,092
6.25%, 10/01/39	8,222	9,440,817
Rio Tinto Alcan Inc., 6.13%, 12/15/33	7,025	8,334,671
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	13,266	10,111,524
5.20%, 11/02/40(a)	11,457	12,522,488
7.13%, 07/15/28(a)	9,149	10,710,169
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	7,804	7,534,856
		190,069,906
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	$6,912	$6,364,155
3.57%, 12/01/31 (Call 09/01/31)(a)	6,054	5,334,331
		11,698,486

Oil & Gas — 4.2%
BP Capital Markets America Inc.
1.70%, 08/10/30 (Call 05/10/30)	12,024	10,214,374
2.72%, 01/12/32 (Call 10/12/31)(a)	20,652	18,615,033
2.77%, 11/10/50 (Call 05/10/50)	17,281	12,791,649
2.94%, 06/04/51 (Call 12/04/50)(a)	23,664	17,882,769
3.00%, 02/24/50 (Call 08/24/49)	22,347	17,222,057
3.00%, 03/17/52 (Call 09/17/51)(a)	14,998	11,559,765
3.02%, 01/16/27 (Call 10/16/26)(a)	6,197	6,031,724
3.06%, 06/17/41 (Call 12/17/40)(a)	14,181	11,732,324
3.12%, 05/04/26 (Call 02/04/26)	12,306	12,130,211
3.38%, 02/08/61 (Call 08/08/60)	17,270	13,737,126
3.41%, 02/11/26 (Call 12/11/25)(a)	8,844	8,830,033
3.63%, 04/06/30 (Call 01/06/30)(a)	12,840	12,570,000
3.80%, 09/21/25 (Call 07/21/25)(a)	8,461	8,595,918
3.94%, 09/21/28 (Call 06/21/28)(a)	11,818	11,877,388
4.23%, 11/06/28 (Call 08/06/28)(a)	16,791	17,150,786
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	13,976	13,694,983
3.72%, 11/28/28 (Call 08/28/28)	9,388	9,308,158
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	13,789	13,600,091
4.95%, 06/01/47 (Call 12/01/46)(a)	3,966	3,969,429
6.25%, 03/15/38(a)	13,948	15,428,174
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	11,351	9,166,558
4.25%, 04/15/27 (Call 01/15/27)(a)	8,767	8,805,537
4.40%, 04/15/29 (Call 01/15/29)(a)	11,024	10,986,988
5.40%, 06/15/47 (Call 12/15/46)(a)	9,176	9,358,304
6.75%, 11/15/39(a)	13,036	14,701,479
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	9,086	8,537,711
2.24%, 05/11/30 (Call 02/11/30)(a)	15,661	14,187,909
2.95%, 05/16/26 (Call 02/16/26)(a)	20,530	20,408,657
3.08%, 05/11/50 (Call 11/11/49)	8,851	7,452,336
3.33%, 11/17/25 (Call 08/17/25)(a)	6,975	7,021,866
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	7,108	6,609,733
1.02%, 08/12/27 (Call 06/12/27)	14,250	12,673,786
2.34%, 08/12/50 (Call 02/12/50)(a)	13,857	10,121,563
ConocoPhillips, 6.50%, 02/01/39	5,087	6,255,259
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)(c)	11,633	10,787,601
3.80%, 03/15/52 (Call 09/15/51)(a)	10,809	9,825,562
4.03%, 03/15/62 (Call 09/15/61)(c)	26,656	24,316,691
4.30%, 11/15/44 (Call 05/15/44)(a)	4,622	4,500,134
6.95%, 04/15/29(a)	1,963	2,327,696
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	9,529	9,357,164
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	8,555	8,175,941
5.00%, 06/15/45 (Call 12/15/44)(a)	7,605	7,579,351
5.60%, 07/15/41 (Call 01/15/41)(a)	14,302	15,053,493
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	10,744	9,796,809
3.25%, 12/01/26 (Call 10/01/26)(a)	7,413	7,359,437

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
3.50%, 12/01/29 (Call 09/01/29)(a)	$9,065	$8,587,857
4.25%, 03/15/52 (Call 09/15/51)	10,990	9,803,630
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	8,600	8,805,011
4.38%, 04/15/30 (Call 01/15/30)(a)	9,046	9,361,536
4.95%, 04/15/50 (Call 10/15/49)(a)	8,200	8,986,287
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	10,408	10,032,167
7.50%, 02/01/30 (Call 11/01/29)(a)	8,100	8,976,582
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	7,912	7,479,765
2.38%, 05/22/30 (Call 02/22/30)(a)	8,348	7,543,718
3.13%, 04/06/30 (Call 01/06/30)(a)	8,966	8,588,210
3.25%, 11/18/49 (Call 05/18/49)	8,861	7,421,175
3.63%, 09/10/28 (Call 06/10/28)(a)	6,372	6,355,003
3.70%, 04/06/50 (Call 10/06/49)	11,441	10,415,707
3.95%, 05/15/43	7,736	7,264,640
4.80%, 11/08/43(a)	5,647	5,926,128
5.10%, 08/17/40	7,693	8,361,097
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	11,172	10,773,060
2.44%, 08/16/29 (Call 05/16/29)(a)	15,814	14,627,937
2.61%, 10/15/30 (Call 07/15/30)(a)	20,035	18,614,398
3.00%, 08/16/39 (Call 02/16/39)	8,912	7,627,320
3.04%, 03/01/26 (Call 12/01/25)(a)	25,213	25,123,935
3.10%, 08/16/49 (Call 02/16/49)(a)	13,846	11,339,009
3.29%, 03/19/27 (Call 01/19/27)(a)	8,893	8,925,283
3.45%, 04/15/51 (Call 10/15/50)(a)	26,879	23,344,737
3.48%, 03/19/30 (Call 12/19/29)(a)	20,834	20,546,814
3.57%, 03/06/45 (Call 09/06/44)(a)	8,200	7,237,534
4.11%, 03/01/46 (Call 09/01/45)	22,870	22,186,651
4.23%, 03/19/40 (Call 09/19/39)	20,684	20,725,376
4.33%, 03/19/50 (Call 09/19/49)(a)	28,231	28,411,280
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	8,150	8,150,844
5.60%, 02/15/41	14,747	15,092,776
6.00%, 01/15/40	6,587	7,009,576
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	13,247	13,280,784
6.60%, 10/01/37(a)	9,901	11,186,348
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	1,000	1,029,750
4.75%, 09/15/44 (Call 03/15/44)	6,591	6,045,047
6.50%, 03/01/41 (Call 09/01/40)	14,704	16,644,881
Ovintiv Inc., 6.50%, 08/15/34	8,612	9,463,134
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	9,352	7,919,928
3.30%, 03/15/52 (Call 09/15/51)(a)	13,934	10,934,028
3.90%, 03/15/28 (Call 12/15/27)	7,836	7,784,285
4.65%, 11/15/34 (Call 05/15/34)	8,375	8,462,418
4.88%, 11/15/44 (Call 05/15/44)(a)	14,367	14,502,639
5.88%, 05/01/42	14,031	15,790,118
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	4,837	4,412,995
1.90%, 08/15/30 (Call 05/15/30)	7,351	6,179,684
2.15%, 01/15/31 (Call 10/15/30)(a)	6,214	5,293,637
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	16,858	15,310,377
2.50%, 09/12/26(a)	9,404	9,118,708
2.75%, 04/06/30 (Call 01/06/30)(a)	16,569	15,329,662
Security	Par (000)	Value
Oil & Gas (continued)
2.88%, 05/10/26(a)	$18,109	$17,846,724
3.00%, 11/26/51 (Call 05/26/51)(a)	11,583	9,174,558
3.13%, 11/07/49 (Call 05/07/49)	13,767	11,220,093
3.25%, 04/06/50 (Call 10/06/49)(a)	17,476	14,632,491
3.75%, 09/12/46(a)	12,654	11,399,839
3.88%, 11/13/28 (Call 08/13/28)(a)	13,376	13,550,648
4.00%, 05/10/46(a)	23,368	21,912,840
4.13%, 05/11/35	15,377	15,316,676
4.38%, 05/11/45	26,554	26,364,357
4.55%, 08/12/43(a)	13,571	13,625,185
5.50%, 03/25/40	11,924	13,419,297
6.38%, 12/15/38(a)	27,379	33,607,071
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	8,146	6,940,429
4.00%, 11/15/47 (Call 05/15/47)(a)	6,335	5,634,432
6.50%, 06/15/38(a)	11,494	13,161,615
6.80%, 05/15/38	11,417	13,394,674
6.85%, 06/01/39(a)	7,753	9,206,328
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	13,276	12,411,759
2.99%, 06/29/41 (Call 12/29/40)	7,762	6,434,547
3.13%, 05/29/50 (Call 11/29/49)(a)	24,304	19,710,741
3.39%, 06/29/60 (Call 12/29/59)	8,132	6,609,669
3.45%, 02/19/29 (Call 11/19/28)(a)	12,750	12,450,253
3.46%, 07/12/49 (Call 01/12/49)	10,184	8,822,666
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	9,936	10,037,038
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)(a)	9,475	7,497,556
4.00%, 04/01/29 (Call 01/01/29)(a)	15,593	15,220,787
4.35%, 06/01/28 (Call 03/01/28)(a)	12,709	12,708,611
6.63%, 06/15/37(a)	15,997	18,214,981
7.50%, 04/15/32	8,428	10,084,745
		1,455,253,633
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	10,626	10,929,201
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	11,813	11,460,804
4.08%, 12/15/47 (Call 06/15/47)(a)	15,044	13,550,295
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	13,072	11,986,466
4.75%, 08/01/43 (Call 02/01/43)(a)	11,026	10,413,966
4.85%, 11/15/35 (Call 05/15/35)(a)	11,429	11,664,681
5.00%, 11/15/45 (Call 05/15/45)(a)	18,848	18,425,360
6.70%, 09/15/38	9,069	10,412,060
7.45%, 09/15/39	9,091	11,190,370
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	11,727	10,654,185
		120,687,388
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	671	569,167
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(a)	15,585	14,188,662
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)	5,750	5,908,327
4.90%, 03/15/29 (Call 12/15/28)(a)	11,004	11,340,351
		32,006,507

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals — 7.5%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(a)	$37,240	$36,203,521
3.20%, 05/14/26 (Call 02/14/26)	20,875	20,591,290
3.20%, 11/21/29 (Call 08/21/29)	51,286	48,311,771
3.60%, 05/14/25 (Call 02/14/25)	5,000	5,035,375
4.05%, 11/21/39 (Call 05/21/39)	46,847	43,544,268
4.25%, 11/14/28 (Call 08/14/28)(a)	18,370	18,653,414
4.25%, 11/21/49 (Call 05/21/49)	55,091	51,924,188
4.30%, 05/14/36 (Call 11/14/35)	12,577	12,320,774
4.40%, 11/06/42	25,357	24,264,184
4.45%, 05/14/46 (Call 11/14/45)(a)	21,416	20,507,467
4.50%, 05/14/35 (Call 11/14/34)	27,418	27,768,364
4.55%, 03/15/35 (Call 09/15/34)(a)	19,069	19,364,959
4.70%, 05/14/45 (Call 11/14/44)	30,782	30,529,089
4.75%, 03/15/45 (Call 09/15/44)	8,593	8,507,733
4.85%, 06/15/44 (Call 12/15/43)	9,229	9,265,947
4.88%, 11/14/48 (Call 05/14/48)	18,286	18,557,095
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)(a)	13,380	11,855,333
3.45%, 12/15/27 (Call 09/15/27)	12,998	12,795,153
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	14,267	13,111,840
1.75%, 05/28/28 (Call 03/28/28)	14,039	12,695,461
2.25%, 05/28/31 (Call 02/28/31)(a)	8,070	7,164,707
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	14,637	13,268,342
1.38%, 08/06/30 (Call 05/06/30)	15,212	12,724,007
3.00%, 05/28/51 (Call 11/28/50)	11,168	9,272,389
3.13%, 06/12/27 (Call 03/12/27)(a)	6,722	6,615,198
3.38%, 11/16/25	19,580	19,616,703
4.00%, 01/17/29 (Call 10/17/28)(a)	10,312	10,463,919
4.00%, 09/18/42	7,034	6,799,572
4.38%, 11/16/45	9,916	10,059,951
4.38%, 08/17/48 (Call 02/17/48)(a)	7,324	7,483,287
6.45%, 09/15/37(a)	29,194	36,598,118
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	10,794	8,948,425
2.82%, 05/20/30 (Call 02/20/30)(a)	14,624	13,163,912
3.70%, 06/06/27 (Call 03/06/27)(a)	18,634	18,531,692
3.79%, 05/20/50 (Call 11/20/49)	9,812	8,398,287
4.67%, 06/06/47 (Call 12/06/46)	13,489	13,168,106
4.69%, 12/15/44 (Call 06/15/44)	11,523	11,145,171
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	8,502	7,850,848
1.13%, 11/13/27 (Call 09/13/27)(a)	8,723	7,744,540
1.45%, 11/13/30 (Call 08/13/30)(a)	16,709	14,025,180
2.35%, 11/13/40 (Call 05/13/40)(a)	10,830	8,341,928
2.55%, 11/13/50 (Call 05/13/50)	17,615	13,055,799
2.95%, 03/15/32 (Call 12/15/31)(a)	11,982	11,299,891
3.20%, 06/15/26 (Call 04/15/26)(a)	15,136	15,142,870
3.40%, 07/26/29 (Call 04/26/29)	15,241	15,064,278
3.55%, 03/15/42 (Call 09/15/41)	8,495	7,682,441
3.70%, 03/15/52 (Call 09/15/51)	16,756	15,173,940
3.90%, 02/20/28 (Call 11/20/27)	17,920	18,268,069
3.90%, 03/15/62 (Call 09/15/61)	8,895	8,061,869
4.13%, 06/15/39 (Call 12/15/38)	21,643	21,326,536
4.25%, 10/26/49 (Call 04/26/49)	38,800	38,089,545
4.35%, 11/15/47 (Call 05/15/47)	15,867	15,798,650
4.55%, 02/20/48 (Call 08/20/47)	15,264	15,660,930
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	12,692	12,448,561
Security	Par (000)	Value
Pharmaceuticals (continued)
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	$10,866	$9,946,357
2.38%, 03/15/31 (Call 12/15/30)(a)	15,556	13,592,293
2.40%, 03/15/30 (Call 12/15/29)	18,084	16,006,825
3.20%, 03/15/40 (Call 09/15/39)(a)	9,139	7,545,298
3.40%, 03/01/27 (Call 12/01/26)(a)	13,496	13,264,467
3.40%, 03/15/50 (Call 09/15/49)	15,488	12,408,282
3.40%, 03/15/51 (Call 09/15/50)	14,269	11,377,166
3.88%, 10/15/47 (Call 04/15/47)	11,856	10,234,196
4.13%, 11/15/25 (Call 09/15/25)(a)	19,517	19,854,644
4.38%, 10/15/28 (Call 07/15/28)	33,624	34,186,509
4.50%, 02/25/26 (Call 11/27/25)(a)	14,865	15,301,906
4.80%, 08/15/38 (Call 02/15/38)(a)	22,719	22,949,616
4.80%, 07/15/46 (Call 01/16/46)	18,271	18,132,027
4.90%, 12/15/48 (Call 06/15/48)	28,119	28,156,140
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	24,526	21,769,538
1.75%, 08/21/30 (Call 05/21/30)(a)	16,587	13,789,204
1.88%, 02/28/31 (Call 11/28/30)(a)	13,622	11,328,167
2.13%, 09/15/31 (Call 06/15/31)	11,250	9,471,197
2.70%, 08/21/40 (Call 02/21/40)	14,053	10,685,586
2.88%, 06/01/26 (Call 03/01/26)	16,993	16,492,313
3.00%, 08/15/26 (Call 06/15/26)(a)	10,156	9,916,049
3.25%, 08/15/29 (Call 05/15/29)	22,199	20,914,701
3.63%, 04/01/27 (Call 02/01/27)(a)	10,890	10,854,258
3.75%, 04/01/30 (Call 01/01/30)(a)	16,972	16,393,968
3.88%, 07/20/25 (Call 04/20/25)(a)	22,563	22,818,878
4.13%, 04/01/40 (Call 10/01/39)	13,151	11,997,718
4.25%, 04/01/50 (Call 10/01/49)	13,131	12,028,217
4.30%, 03/25/28 (Call 12/25/27)	45,679	46,260,306
4.78%, 03/25/38 (Call 09/25/37)	47,003	46,983,221
5.05%, 03/25/48 (Call 09/25/47)(a)	81,785	83,278,942
5.13%, 07/20/45 (Call 01/20/45)	32,349	32,890,804
5.30%, 12/05/43 (Call 06/05/43)	10,454	10,779,433
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	12,602	9,137,401
2.50%, 09/15/60 (Call 03/15/60)	7,975	5,667,857
3.38%, 03/15/29 (Call 12/15/28)(a)	8,475	8,404,656
3.95%, 03/15/49 (Call 09/15/48)(a)	9,598	9,559,881
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	2,000	2,033,513
3.88%, 05/15/28(a)	18,870	19,293,473
6.38%, 05/15/38(a)	28,416	35,026,360
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	8,271	8,136,185
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	8,012	7,446,487
0.95%, 09/01/27 (Call 07/01/27)(a)	14,084	12,634,378
1.30%, 09/01/30 (Call 06/01/30)(a)	14,913	12,799,993
2.10%, 09/01/40 (Call 03/01/40)(a)	11,802	8,968,483
2.25%, 09/01/50 (Call 03/01/50)	11,368	8,284,495
2.45%, 03/01/26 (Call 12/01/25)	19,270	18,987,876
2.45%, 09/01/60 (Call 03/01/60)	13,545	9,607,936
2.90%, 01/15/28 (Call 10/15/27)	11,625	11,401,891
2.95%, 03/03/27 (Call 12/03/26)(a)	10,750	10,696,596
3.40%, 01/15/38 (Call 07/15/37)	12,711	11,849,963
3.50%, 01/15/48 (Call 07/15/47)(a)	8,401	7,703,545
3.55%, 03/01/36 (Call 09/01/35)	9,347	9,111,800
3.63%, 03/03/37 (Call 09/03/36)(a)	14,085	13,821,609
3.70%, 03/01/46 (Call 09/01/45)	15,942	15,249,864

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
3.75%, 03/03/47 (Call 09/03/46)	$10,313	$9,893,310
4.38%, 12/05/33 (Call 06/05/33)	7,697	8,222,162
5.95%, 08/15/37(a)	10,826	13,408,874
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	5,362	5,475,270
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	8,703	7,999,601
1.45%, 06/24/30 (Call 03/24/30)	15,818	13,433,024
1.70%, 06/10/27 (Call 05/10/27)	17,643	16,341,917
1.90%, 12/10/28 (Call 10/10/28)(a)	9,261	8,445,713
2.15%, 12/10/31 (Call 09/10/31)	16,310	14,426,304
2.35%, 06/24/40 (Call 12/24/39)(a)	11,179	8,897,828
2.45%, 06/24/50 (Call 12/24/49)(a)	15,481	11,370,999
2.75%, 12/10/51 (Call 06/10/51)(a)	20,701	16,059,012
2.90%, 12/10/61 (Call 06/10/61)	16,186	12,235,499
3.40%, 03/07/29 (Call 12/07/28)(a)	17,313	17,112,635
3.70%, 02/10/45 (Call 08/10/44)	19,162	17,590,423
3.90%, 03/07/39 (Call09/07/38)(a)	11,454	11,260,651
4.00%, 03/07/49 (Call 09/07/48)	15,668	15,175,614
4.15%, 05/18/43(a)	10,741	10,604,353
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	8,394	8,258,120
5.20%, 04/15/48 (Call 10/15/47)	8,794	7,716,431
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	11,091	10,521,085
2.20%, 08/14/30 (Call 05/14/30)	14,089	12,701,849
2.75%, 08/14/50 (Call 02/14/50)(a)	11,805	9,492,581
3.00%, 11/20/25 (Call 08/20/25)(a)	14,602	14,651,004
3.10%, 05/17/27 (Call 02/17/27)(a)	7,221	7,173,071
4.00%, 11/20/45 (Call 05/20/45)	10,316	9,952,742
4.40%, 05/06/44	19,124	19,679,305
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	14,002	12,161,441
1.75%, 08/18/31 (Call 05/18/31)(a)	9,008	7,713,703
2.55%, 05/28/40 (Call 11/28/39)(a)	10,982	8,926,565
2.63%, 04/01/30 (Call 01/01/30)	16,025	14,924,895
2.70%, 05/28/50 (Call 11/28/49)(a)	11,532	9,111,785
2.75%, 06/03/26(a)	12,529	12,233,967
3.00%, 12/15/26	16,963	16,850,440
3.45%, 03/15/29 (Call 12/15/28)(a)	16,047	15,878,505
3.60%, 09/15/28 (Call 06/15/28)(a)	9,510	9,613,235
3.90%, 03/15/39 (Call 09/15/38)(a)	10,285	9,990,142
4.00%, 12/15/36(a)	8,788	8,875,041
4.00%, 03/15/49 (Call 09/15/48)(a)	12,834	12,487,709
4.13%, 12/15/46	13,441	13,345,768
4.20%, 09/15/48 (Call 03/15/48)(a)	11,234	11,262,578
4.30%, 06/15/43	8,512	8,546,481
4.40%, 05/15/44	9,474	9,621,630
7.20%, 03/15/39(a)	23,440	31,796,512
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	8,460	8,583,546
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	33,707	32,969,326
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	30,694	26,310,317
3.03%, 07/09/40 (Call 01/09/40)(a)	15,752	12,684,747
3.18%, 07/09/50 (Call 01/09/50)(a)	22,170	17,234,155
3.38%, 07/09/60 (Call 01/09/60)	10,303	7,853,014
5.00%, 11/26/28 (Call 08/26/28)(a)	19,286	20,208,239
Security	Par (000)	Value
Pharmaceuticals (continued)
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)(a)	$24,519	$23,966,896
5.25%, 06/15/46 (Call 12/15/45)	11,432	10,154,267
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	5,114	4,716,122
2.30%, 06/22/27 (Call 04/22/27)(a)	11,821	10,571,940
2.70%, 06/22/30 (Call 03/22/30)(a)	15,659	13,164,432
3.85%, 06/22/40 (Call 12/22/39)	14,263	11,033,850
4.00%, 06/22/50 (Call 12/22/49)	21,675	16,122,426
Wyeth LLC
5.95%, 04/01/37	19,873	23,919,989
6.50%, 02/01/34	9,277	11,371,155
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	12,338	10,642,996
3.00%, 09/12/27 (Call 06/12/27)(a)	11,621	11,239,254
4.50%, 11/13/25 (Call 08/13/25)(a)	7,053	7,283,690
4.70%, 02/01/43 (Call 08/01/42)	13,684	13,899,487
		2,627,066,977
Pipelines — 3.0%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	19,753	18,673,870
5.13%, 06/30/27 (Call 01/01/27)	11,643	12,006,514
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	11,374	9,539,205
3.13%, 11/15/29 (Call 08/15/29)(a)	10,680	9,923,291
3.40%, 08/01/51 (Call 02/01/51)(a)	9,986	7,908,924
4.25%, 12/01/26 (Call 09/01/26)	10,034	10,140,948
5.50%, 12/01/46 (Call 06/01/46)(a)	6,668	7,184,529
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	13,469	12,561,959
4.00%, 10/01/27 (Call 07/01/27)	5,953	5,784,840
4.75%, 01/15/26 (Call 10/15/25)	14,751	15,020,737
4.95%, 05/15/28 (Call 02/15/28)(a)	8,134	8,187,733
4.95%, 06/15/28 (Call 03/15/28)(a)	7,239	7,355,342
5.00%, 05/15/50 (Call 11/15/49)(a)	19,423	17,473,154
5.15%, 03/15/45 (Call 09/15/44)(a)	9,923	8,982,717
5.25%, 04/15/29 (Call 01/15/29)(a)	13,853	14,252,389
5.30%, 04/15/47 (Call 10/15/46)(a)	9,969	9,115,609
5.35%, 05/15/45 (Call 11/15/44)(a)	6,905	6,347,405
5.40%, 10/01/47 (Call 04/01/47)(a)	14,622	13,571,893
5.50%, 06/01/27 (Call 03/01/27)	10,850	11,272,976
6.00%, 06/15/48 (Call 12/15/47)	9,960	9,847,158
6.13%, 12/15/45 (Call 06/15/45)(a)	8,069	8,100,710
6.25%, 04/15/49 (Call 10/15/48)(a)	18,507	18,865,381
6.50%, 02/01/42 (Call 08/01/41)(a)	10,463	10,981,651
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	14,384	13,165,006
3.13%, 07/31/29 (Call 04/30/29)	11,757	11,000,408
3.20%, 02/15/52 (Call 08/15/51)	9,744	7,349,773
3.30%, 02/15/53 (Call 08/15/52)	15,561	11,927,026
3.70%, 02/15/26 (Call 11/15/25)(a)	9,036	9,046,437
3.70%, 01/31/51 (Call 07/31/50)	10,480	8,676,276
3.95%, 01/31/60 (Call 07/31/59)(a)	10,168	8,441,687
4.15%, 10/16/28 (Call 07/16/28)	9,335	9,405,191
4.20%, 01/31/50 (Call 07/31/49)	12,838	11,369,473
4.25%, 02/15/48 (Call 08/15/47)(a)	11,883	10,733,935
4.45%, 02/15/43 (Call 08/15/42)	9,522	8,742,982
4.80%, 02/01/49 (Call 08/01/48)	12,923	12,423,834
4.85%, 08/15/42 (Call 02/15/42)(a)	8,475	8,184,505
4.85%, 03/15/44 (Call 09/15/43)	12,412	12,024,682

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
4.90%, 05/15/46 (Call 11/15/45)	$9,864	$9,539,094
5.10%, 02/15/45 (Call 08/15/44)(a)	10,064	9,932,561
5.95%, 02/01/41(a)	7,279	7,914,207
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	9,119	8,990,743
6.95%, 01/15/38	11,450	13,031,681
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	8,152	6,745,348
3.60%, 02/15/51 (Call 08/15/50)(a)	12,014	9,386,579
4.30%, 06/01/25 (Call 03/01/25)	8,972	9,092,254
4.30%, 03/01/28 (Call 12/01/27)	11,762	11,817,365
5.05%, 02/15/46 (Call 08/15/45)	9,166	8,700,356
5.20%, 03/01/48 (Call 09/01/47)	7,159	6,924,151
5.30%, 12/01/34 (Call 06/01/34)	8,075	8,274,150
5.55%, 06/01/45 (Call 12/01/44)(a)	17,635	17,899,160
7.75%, 01/15/32(a)	10,008	12,110,277
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	7,745	6,469,310
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	9,765	8,969,713
2.65%, 08/15/30 (Call 05/15/30)	17,550	15,253,742
4.00%, 03/15/28 (Call 12/15/27)	13,367	13,098,982
4.13%, 03/01/27 (Call 12/01/26)	12,960	12,814,678
4.50%, 04/15/38 (Call 10/15/37)(a)	19,771	18,254,230
4.70%, 04/15/48 (Call 10/15/47)	14,745	13,192,393
4.80%, 02/15/29 (Call 11/15/28)	8,523	8,650,258
4.88%, 06/01/25 (Call 03/01/25)	7,691	7,874,899
4.95%, 03/14/52 (Call 09/14/51)	16,881	15,508,365
5.20%, 03/01/47 (Call 09/01/46)(a)	9,368	8,959,350
5.50%, 02/15/49 (Call 08/15/48)	13,749	13,733,810
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	7,970	7,103,624
3.40%, 09/01/29 (Call 06/01/29)	9,439	8,641,315
4.55%, 07/15/28 (Call 04/15/28)(a)	8,126	8,116,038
5.20%, 07/15/48 (Call 01/15/48)(a)	7,147	6,760,557
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	12,906	11,916,777
3.80%, 09/15/30 (Call 06/15/30)	9,124	8,441,591
4.50%, 12/15/26 (Call 09/15/26)(a)	7,370	7,429,140
4.65%, 10/15/25 (Call 07/15/25)	8,367	8,481,745
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	11,207	11,094,957
4.50%, 05/15/30 (Call 11/15/29)(a)	23,117	23,089,604
5.00%, 03/15/27 (Call 09/15/26)	12,436	12,824,703
5.88%, 06/30/26 (Call 12/31/25)	14,945	15,794,048
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	9,439	8,975,400
4.95%, 04/15/52 (Call 10/15/51)	5,427	4,958,899
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	13,366	12,196,475
4.88%, 02/01/31 (Call 02/01/26)	10,527	10,080,227
5.50%, 03/01/30 (Call 03/01/25)	10,670	10,637,457
6.50%, 07/15/27 (Call 07/15/22)(a)	9,655	10,014,504
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	11,777	10,176,391
4.10%, 04/15/30 (Call 01/15/30)(a)	11,490	11,345,825
4.25%, 05/15/28 (Call 02/15/28)	15,307	15,408,880
4.63%, 03/01/34 (Call 12/01/33)(a)	10,986	11,061,711
4.88%, 01/15/26 (Call 10/15/25)(a)	6,889	7,122,323
Security	Par (000)	Value
Pipelines (continued)
4.88%, 05/15/48 (Call 11/15/47)(a)	$10,835	$10,990,194
5.10%, 03/15/49 (Call 09/15/48)(a)	8,356	8,761,631
6.10%, 06/01/40	9,051	10,219,449
6.20%, 10/15/37(a)	10,502	11,999,332
7.63%, 01/15/39	12,780	16,535,513
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	8,474	9,523,835
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	18,155	15,739,081
3.50%, 11/15/30 (Call 08/15/30)(a)	9,912	9,237,592
3.75%, 06/15/27 (Call 03/15/27)(a)	10,289	10,109,271
4.00%, 09/15/25 (Call 06/15/25)(a)	3,447	3,463,372
4.85%, 03/01/48 (Call 09/01/47)(a)	6,536	6,204,696
5.10%, 09/15/45 (Call 03/15/45)(a)	12,785	12,433,381
6.30%, 04/15/40	13,912	15,372,821
		1,060,990,165
Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	9,505	7,543,328
2.00%, 05/18/32 (Call 02/18/32)(a)	6,436	5,303,735
2.95%, 03/15/34 (Call 12/15/33)	8,315	7,271,081
3.00%, 05/18/51 (Call 11/18/50)	8,082	5,813,579
3.38%, 08/15/31 (Call 05/15/31)(a)	6,051	5,604,197
3.55%, 03/15/52 (Call 09/15/51)	12,359	9,847,876
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)(a)	9,244	7,436,008
2.10%, 06/15/30 (Call 03/15/30)	10,680	8,800,323
2.75%, 01/15/27 (Call 11/15/26)(a)	12,214	11,401,846
2.90%, 01/15/30 (Call 10/15/29)	7,888	6,973,229
2.95%, 01/15/51 (Call 07/15/50)(a)	12,678	8,897,309
3.10%, 06/15/50 (Call 12/15/49)	11,301	8,139,476
3.38%, 10/15/26 (Call 07/15/26)	12,983	12,568,775
3.55%, 07/15/27 (Call 04/15/27)(a)	7,732	7,431,851
3.80%, 08/15/29 (Call 05/15/29)(a)	17,158	16,235,603
4.00%, 06/01/25 (Call 03/01/25)(a)	5,522	5,555,216
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	12,073	9,711,097
2.55%, 04/01/32 (Call 01/01/32)(a)	5,808	4,842,735
2.75%, 10/01/26 (Call 07/01/26)	10,778	10,243,314
3.25%, 01/30/31 (Call 10/30/30)	11,013	9,870,575
3.40%, 06/21/29 (Call 03/21/29)	7,016	6,546,074
3.65%, 02/01/26 (Call 11/03/25)	10,700	10,592,008
4.50%, 12/01/28 (Call 09/01/28)(a)	8,122	8,152,535
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)	8,005	7,542,986
4.13%, 05/15/29 (Call 02/15/29)(a)	11,208	10,767,370
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	8,685	7,733,552
2.10%, 04/01/31 (Call 01/01/31)(a)	11,794	9,716,500
2.25%, 01/15/31 (Call 10/15/30)(a)	12,906	10,814,963
2.50%, 07/15/31 (Call 04/15/31)(a)	9,805	8,288,247
2.90%, 03/15/27 (Call 02/15/27)	6,472	6,127,702
2.90%, 04/01/41 (Call 10/01/40)	15,317	11,530,661
3.25%, 01/15/51 (Call 07/15/50)(a)	9,036	6,763,326
3.30%, 07/01/30 (Call 04/01/30)(a)	10,575	9,635,989
3.65%, 09/01/27 (Call 06/01/27)	12,007	11,716,298
3.70%, 06/15/26 (Call 03/15/26)	10,662	10,543,636
3.80%, 02/15/28 (Call 11/15/27)(a)	11,224	10,922,759
4.45%, 02/15/26 (Call 11/15/25)(a)	9,450	9,578,091

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	$8,196	$7,742,596
3.70%, 08/15/27 (Call 05/15/27)(a)	12,871	12,529,268
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	12,093	10,166,646
2.50%, 05/15/31 (Call 02/15/31)(a)	12,723	10,783,651
3.20%, 11/18/29 (Call 08/18/29)(a)	13,154	12,084,909
3.90%, 04/15/32 (Call 01/15/32)	3,481	3,280,453
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	8,223	8,017,867
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	8,025	6,689,016
5.25%, 06/01/25 (Call 03/01/25)	3,626	3,627,459
5.30%, 01/15/29 (Call 10/15/28)(a)	12,155	12,090,665
5.38%, 04/15/26 (Call 01/15/26)	7,195	7,275,546
Healthcare Trust of America Holdings LP, 2.00%,
03/15/31 (Call 12/15/30)(a)	8,237	6,615,713
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	6,926	6,337,970
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	8,333	6,800,926
2.25%, 04/15/30 (Call 01/15/30)(a)	7,259	6,420,086
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	7,428	6,957,302
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)(a)	8,781	7,757,491
2.45%, 09/13/29 (Call 06/13/29)	12,538	11,044,176
2.65%, 07/15/30 (Call 04/15/30)	5,524	4,878,902
3.25%, 11/30/26 (Call 08/30/26)(a)	10,329	10,094,913
3.25%, 09/13/49 (Call 03/13/49)(a)	12,304	9,586,380
3.30%, 01/15/26 (Call 10/15/25)(a)	15,122	14,926,371
3.38%, 06/15/27 (Call 03/15/27)(a)	7,666	7,448,576
3.38%, 12/01/27 (Call 09/01/27)(a)	7,081	6,877,260
3.50%, 09/01/25 (Call 06/01/25)	7,736	7,710,983
3.80%, 07/15/50 (Call 01/15/50)(a)	8,026	6,864,973
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	7,694	7,603,541
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	11,988	11,872,436
4.95%, 02/15/30 (Call 12/15/29)	10,781	10,597,292
5.13%, 05/15/32 (Call 02/15/32)	13,190	13,078,940
5.63%, 05/15/52	8,675	8,495,341
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)(a)	4,924	4,333,937
3.10%, 01/15/30 (Call 10/15/29)(a)	9,772	8,960,419
4.00%, 06/01/25 (Call 03/01/25)(a)	8,172	8,233,187
4.25%, 04/15/28 (Call 01/15/28)	9,326	9,331,182
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	8,610	8,394,183
4.00%, 04/15/30 (Call 01/15/30)	9,288	8,996,242
		640,970,648
Retail — 3.1%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	11,630	11,231,781
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	22,514	20,549,334
1.60%, 04/20/30 (Call 01/20/30)	16,473	14,178,426
1.75%, 04/20/32 (Call 01/20/32)(a)	10,525	8,882,124
3.00%, 05/18/27 (Call 02/18/27)(a)	6,332	6,270,179
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	10,044	9,392,773
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(a)	9,856	8,353,685
4.20%, 05/15/28 (Call 02/15/28)(a)	13,182	13,190,721
Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	$11,115	$9,192,438
1.50%, 09/15/28 (Call 07/15/28)(a)	10,403	9,180,188
1.88%, 09/15/31 (Call 06/15/31)(a)	7,127	6,090,195
2.13%, 09/15/26 (Call 06/15/26)(a)	11,211	10,719,568
2.38%, 03/15/51 (Call 09/15/50)	12,278	8,753,178
2.50%, 04/15/27 (Call 02/15/27)(a)	13,430	12,933,132
2.70%, 04/15/30 (Call 01/15/30)	14,731	13,731,608
2.75%, 09/15/51 (Call 03/15/51)(a)	11,851	9,021,603
2.80%, 09/14/27 (Call 06/14/27)(a)	9,806	9,564,605
2.88%, 04/15/27 (Call 03/15/27)(a)	10,076	9,899,418
2.95%, 06/15/29 (Call 03/15/29)(a)	15,238	14,567,665
3.00%, 04/01/26 (Call 01/01/26)(a)	11,471	11,353,516
3.13%, 12/15/49 (Call 06/15/49)	13,666	11,142,462
3.25%, 04/15/32 (Call 01/15/32)(a)	21,002	20,145,702
3.30%, 04/15/40 (Call 10/15/39)(a)	13,980	12,361,120
3.35%, 09/15/25 (Call 06/15/25)(a)	6,952	7,029,034
3.35%, 04/15/50 (Call 10/15/49)	16,704	14,198,210
3.50%, 09/15/56 (Call 03/15/56)(a)	11,718	10,047,640
3.63%, 04/15/52 (Call 10/15/51)	17,884	15,936,363
3.90%, 12/06/28 (Call 09/06/28)(a)	10,439	10,692,040
3.90%, 06/15/47 (Call 12/15/46)	10,495	9,769,431
4.20%, 04/01/43 (Call 10/01/42)(a)	9,541	9,324,636
4.25%, 04/01/46 (Call 10/01/45)	15,570	15,298,106
4.40%, 03/15/45 (Call 09/15/44)	9,289	9,330,515
4.50%, 12/06/48 (Call 06/06/48)(a)	14,236	14,436,755
4.88%, 02/15/44 (Call 08/15/43)	9,183	9,714,538
5.88%, 12/16/36(a)	31,214	37,574,892
5.95%, 04/01/41 (Call 10/01/40)(a)	6,968	8,181,653
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	10,166	8,805,206
1.70%, 09/15/28 (Call 07/15/28)(a)	9,735	8,525,038
1.70%, 10/15/30 (Call 07/15/30)(a)	13,365	11,092,974
2.50%, 04/15/26 (Call 01/15/26)(a)	12,542	12,089,281
2.63%, 04/01/31 (Call 01/01/31)	13,365	11,810,439
2.80%, 09/15/41 (Call 03/15/41)(a)	10,517	8,162,123
3.00%, 10/15/50 (Call 04/15/50)(a)	17,085	12,715,909
3.10%, 05/03/27 (Call 02/03/27)(a)	14,525	14,152,114
3.35%, 04/01/27 (Call 03/01/27)(a)	8,559	8,429,573
3.38%, 09/15/25 (Call 06/15/25)(a)	11,496	11,483,662
3.65%, 04/05/29 (Call 01/05/29)	15,413	14,939,463
3.70%, 04/15/46 (Call 10/15/45)(a)	14,764	12,510,467
3.75%, 04/01/32 (Call 01/01/32)	20,476	19,470,727
4.05%, 05/03/47 (Call 11/03/46)(a)	15,713	13,876,441
4.25%, 04/01/52 (Call 10/01/51)	17,011	15,460,748
4.45%, 04/01/62 (Call 10/01/61)(a)	12,400	11,185,108
4.50%, 04/15/30 (Call 01/15/30)(a)	13,448	13,668,974
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	8,278	7,265,688
2.63%, 09/01/29 (Call06/01/29)(a)	11,524	10,540,173
3.30%, 07/01/25 (Call06/01/25)(a)	6,631	6,652,969
3.50%, 03/01/27 (Call12/01/26)	8,556	8,473,707
3.50%, 07/01/27 (Call 05/01/27)(a)	10,581	10,467,161
3.60%, 07/01/30 (Call 04/01/30)(a)	9,484	9,221,416
3.63%, 09/01/49 (Call 03/01/49)	16,421	14,140,296
3.70%, 01/30/26 (Call 10/30/25)	16,099	16,279,838
3.80%, 04/01/28 (Call 01/01/28)	11,659	11,633,182
4.20%, 04/01/50 (Call 10/01/49)	10,332	9,628,217
4.45%, 03/01/47 (Call 09/01/46)	10,582	10,225,802
4.45%, 09/01/48 (Call 03/01/48)(a)	7,162	6,889,189

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
4.70%, 12/09/35 (Call 06/09/35)	$7,021	$7,261,532
4.88%, 12/09/45 (Call 06/09/45)(a)	16,907	17,414,773
6.30%, 10/15/37	9,568	11,368,508
6.30%, 03/01/38(a)	10,281	12,081,856
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	12,069	11,941,244
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	7,912	6,856,775
2.55%, 11/15/30 (Call 08/15/30)(a)	11,291	9,938,139
3.00%, 02/14/32 (Call 11/14/31)	10,642	9,547,630
3.50%, 11/15/50 (Call 05/15/50)	13,917	11,316,943
3.55%, 08/15/29 (Call 05/15/29)(a)	10,621	10,181,843
3.80%, 08/15/25 (Call 06/15/25)(a)	6,847	6,935,761
4.00%, 11/15/28 (Call 08/15/28)(a)	10,199	10,193,861
4.45%, 08/15/49 (Call 02/15/49)(a)	9,367	8,750,368
4.50%, 11/15/48 (Call 05/15/48)(a)	11,104	10,483,952
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	8,407	7,954,284
2.35%, 02/15/30 (Call 11/15/29)(a)	6,612	5,995,104
2.50%, 04/15/26(a)	10,012	9,808,056
2.95%, 01/15/52 (Call 07/15/51)(a)	18,634	14,989,014
3.38%, 04/15/29 (Call 01/15/29)(a)	12,401	12,164,688
4.00%, 07/01/42(a)	5,805	5,627,350
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	12,293	11,743,353
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	5,954	5,903,091
4.10%, 04/15/50 (Call 10/15/49)	6,847	5,711,268
4.80%, 11/18/44 (Call 05/18/44)(a)	1,500	1,390,647
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	20,689	16,760,680
2.65%, 09/22/51 (Call 03/22/51)(a)	22,021	17,428,490
3.05%, 07/08/26 (Call 05/08/26)	8,557	8,569,963
3.55%, 06/26/25 (Call 04/26/25)(a)	3,233	3,291,272
3.70%, 06/26/28 (Call 03/26/28)(a)	15,443	15,586,685
4.05%, 06/29/48 (Call 12/29/47)(a)	14,766	14,890,938
5.25%, 09/01/35(a)	10,277	11,761,318
6.20%, 04/15/38(a)	1,020	1,270,671
6.50%, 08/15/37(a)	1,864	2,431,799
		1,079,586,975
Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	11,348	10,126,995
2.10%, 10/01/31 (Call 07/01/31)(a)	7,673	6,729,793
2.80%, 10/01/41 (Call 04/01/41)(a)	7,556	6,179,004
2.95%, 10/01/51 (Call 04/01/51)(a)	11,147	8,955,500
3.50%, 12/05/26 (Call 09/05/26)(a)	11,890	11,965,744
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	13,523	11,668,599
2.75%, 06/01/50 (Call 12/01/49)	9,320	7,261,362
3.30%, 04/01/27 (Call 01/01/27)(a)	14,913	14,908,938
4.35%, 04/01/47 (Call 10/01/46)(a)	10,572	10,691,134
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)(a)	8,131	7,754,935
3.88%, 01/15/27 (Call 10/15/26)	27,286	26,840,414
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27) (c)	9,230	8,033,354
2.45%, 02/15/31 (Call 11/15/30) (c)	25,929	21,581,150
2.60%, 02/15/33 (Call 11/15/32) (c)	15,768	12,704,683
3.14%, 11/15/35 (Call 08/15/35) (c)	29,615	24,153,277
Security	Par (000)	Value
Semiconductors (continued)
3.15%, 11/15/25 (Call 10/15/25)(a)	$11,064	$10,852,214
3.19%, 11/15/36 (Call 08/15/36)(c)	24,557	19,733,259
3.42%, 04/15/33 (Call 01/15/33)(c)	19,574	16,938,694
3.46%, 09/15/26 (Call 07/15/26)(a)	11,810	11,528,992
3.47%, 04/15/34 (Call 01/15/34)(c)	30,639	26,183,038
3.50%, 02/15/41 (Call 08/15/40)(a)(c)	29,488	23,387,352
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	17,395	13,639,216
4.00%, 04/15/29 (Call 02/15/29)(c)	10,991	10,499,758
4.11%, 09/15/28 (Call 06/15/28)	991	967,014
4.15%, 11/15/30 (Call 08/15/30)	11,388	10,816,769
4.15%, 04/15/32 (Call 01/15/32)(c)	8,920	8,417,663
4.30%, 11/15/32 (Call 08/15/32)(a)	17,020	16,101,720
4.75%, 04/15/29 (Call 01/15/29)	125	125,411
4.93%, 05/15/37 (Call 02/15/37)(c)	61,791	58,489,130
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	11,772	10,535,475
2.00%, 08/12/31 (Call 05/12/31)(a)	11,104	9,558,617
2.45%, 11/15/29 (Call 08/15/29)	20,613	18,880,183
2.60%, 05/19/26 (Call 02/19/26)	7,582	7,423,543
2.80%, 08/12/41 (Call 02/12/41)	9,200	7,350,524
3.05%, 08/12/51 (Call 02/12/51)(a)	12,502	9,905,022
3.10%, 02/15/60 (Call 08/15/59)	10,169	7,702,509
3.15%, 05/11/27 (Call 02/11/27)(a)	10,766	10,722,480
3.20%, 08/12/61 (Call 02/12/61)(a)	7,333	5,665,708
3.25%, 11/15/49 (Call 05/15/49)	20,590	16,986,629
3.70%, 07/29/25 (Call 04/29/25)(a)	16,564	16,859,185
3.73%, 12/08/47 (Call 06/08/47)	20,757	18,599,798
3.75%, 03/25/27 (Call 01/25/27)(a)	10,553	10,720,989
3.90%, 03/25/30 (Call 12/25/29)(a)	13,774	13,888,742
4.00%, 12/15/32(a)	8,887	8,984,638
4.10%, 05/19/46 (Call 11/19/45)(a)	10,973	10,437,860
4.10%, 05/11/47 (Call 11/11/46)(a)	11,591	10,943,335
4.60%, 03/25/40 (Call 09/25/39)(a)	9,938	10,169,724
4.75%, 03/25/50 (Call 09/25/49)(a)	23,260	24,279,825
4.80%, 10/01/41	7,394	7,724,282
4.90%, 07/29/45 (Call 01/29/45)	8,522	8,926,279
4.95%, 03/25/60 (Call 09/25/59)(a)	8,369	9,016,170
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	9,437	7,852,632
4.10%, 03/15/29 (Call12/15/28)(a)	7,626	7,713,453
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	13,648	11,779,773
2.88%, 06/15/50 (Call 12/15/49)(a)	5,649	4,358,947
3.75%, 03/15/26 (Call 01/15/26)	14,535	14,692,150
4.00%, 03/15/29 (Call 12/15/28)(a)	7,744	7,794,260
4.88%, 03/15/49 (Call 09/15/48)	10,200	10,848,066
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	10,822	9,663,313
2.95%, 04/15/31 (Call 01/15/31)	14,036	12,189,213
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	5,892	5,878,154
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	13,449	11,289,292
4.19%, 02/15/27 (Call 12/15/26)(a)	11,747	11,760,527
4.66%, 02/15/30 (Call 11/15/29)	12,297	12,258,191
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)(a)	14,371	12,861,005
2.00%, 06/15/31 (Call 03/15/31)(a)	13,474	11,703,109
2.85%, 04/01/30 (Call 01/01/30)	16,151	15,165,238
3.20%, 09/16/26 (Call 06/16/26)(a)	7,502	7,543,438

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors (continued)
3.50%, 04/01/40 (Call 10/01/39)(a)	$14,835	$13,491,799
3.50%, 04/01/50 (Call 10/01/49)(a)	17,600	15,779,687
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(a)	8,583	7,232,798
2.65%, 02/15/32(a)	7,711	6,412,222
3.25%, 05/11/41 (Call 11/11/40)	11,417	9,076,707
3.40%, 05/01/30	8,346	7,724,403
3.88%, 06/18/26	9,526	9,406,926
4.30%, 06/18/29	11,838	11,649,609
5.00%, 01/15/33 (Call 10/15/32)	13,481	13,468,092
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	9,934	9,285,409
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	11,130	9,836,125
1.65%, 05/20/32 (Call 02/20/32)	6,862	5,663,441
2.15%, 05/20/30 (Call 02/20/30)(a)	15,703	14,010,403
3.25%, 05/20/27 (Call 02/20/27)(a)	17,438	17,337,397
3.25%, 05/20/50 (Call 11/20/49)(a)	9,115	7,693,469
4.30%, 05/20/47 (Call 11/20/46)(a)	15,327	15,263,749
4.50%, 05/20/52	14,215	14,373,733
4.65%, 05/20/35 (Call 11/20/34)	11,035	11,683,951
4.80%, 05/20/45 (Call 11/20/44)(a)	13,439	14,040,604
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	11,373	9,953,136
2.25%, 09/04/29 (Call 06/04/29)	10,568	9,695,516
3.88%, 03/15/39 (Call 09/15/38)	10,038	9,831,798
4.15%, 05/15/48 (Call 11/15/47)	15,578	15,539,441
		1,106,317,805
Software — 3.6%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	19,283	14,278,047
3.40%, 09/15/26 (Call 06/15/26)(a)	12,888	12,881,427
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	8,628	8,231,646
2.30%, 02/01/30 (Call 11/01/29)(a)	15,996	14,459,234
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	18,235	15,558,095
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	11,855	10,237,945
2.90%, 12/01/29 (Call 09/01/29)	7,832	7,077,007
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	9,241	9,063,257
3.30%, 03/01/30 (Call 12/01/29)	10,416	10,353,108
4.50%, 12/01/27 (Call 09/01/27)(a)	11,754	11,811,032
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	12,696	11,517,047
1.65%, 03/01/28 (Call 01/01/28)(a)	9,269	8,112,331
2.25%, 03/01/31 (Call 12/01/30)(a)	13,893	11,674,989
3.10%, 03/01/41 (Call 09/01/40)(a)	12,743	9,902,499
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	13,020	11,977,590
2.65%, 06/01/30 (Call 03/01/30)(a)	11,424	9,969,222
3.20%, 07/01/26 (Call 05/01/26)	19,150	18,564,717
3.50%, 07/01/29 (Call 04/01/29)	29,080	27,285,863
3.85%, 06/01/25 (Call 03/01/25)	5,750	5,766,281
4.20%, 10/01/28 (Call 07/01/28)	9,374	9,282,705
4.40%, 07/01/49 (Call 01/01/49)(a)	24,295	21,977,723
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	35,474	34,740,242
2.53%, 06/01/50 (Call 12/01/49)	62,804	48,806,489
2.68%, 06/01/60 (Call 12/01/59)	34,808	26,647,438
2.92%, 03/17/52 (Call 09/17/51)	64,542	53,469,252
Security	Par (000)	Value
Software (continued)
3.04%, 03/17/62 (Call 09/17/61)	$15,827	$12,986,710
3.13%, 11/03/25 (Call 08/03/25)(a)	23,854	24,039,737
3.30%, 02/06/27 (Call 11/06/26)(a)	36,226	36,645,410
3.45%, 08/08/36 (Call 02/08/36)	15,554	15,215,156
3.50%, 02/12/35 (Call 08/12/34)(a)	15,081	14,830,214
3.70%, 08/08/46 (Call 02/08/46)(a)	23,874	23,201,056
4.10%, 02/06/37 (Call 08/06/36)(a)	11,315	11,895,328
4.25%, 02/06/47 (Call 08/06/46)(a)	14,636	15,132,111
4.45%, 11/03/45 (Call 05/03/45)(a)	5,761	6,090,246
4.50%, 02/06/57 (Call 08/06/56)(a)	5,520	6,023,869
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	26,446	24,112,691
2.30%, 03/25/28 (Call 01/25/28)	20,911	18,481,614
2.65%, 07/15/26 (Call 04/15/26)	28,955	27,289,378
2.80%, 04/01/27 (Call 02/01/27)(a)	20,125	18,735,874
2.88%, 03/25/31 (Call 12/25/30)(a)	32,925	28,072,622
2.95%, 05/15/25 (Call 02/15/25)	4,000	3,900,915
2.95%, 04/01/30 (Call 01/01/30)(a)	28,353	24,885,797
3.25%, 11/15/27 (Call 08/15/27)(a)	27,023	25,300,778
3.60%, 04/01/40 (Call 10/01/39)	28,989	22,404,363
3.60%, 04/01/50 (Call 10/01/49)	45,128	32,708,445
3.65%, 03/25/41 (Call 09/25/40)(a)	21,197	16,639,736
3.80%, 11/15/37 (Call 05/15/37)	16,178	13,423,969
3.85%, 07/15/36 (Call 01/15/36)(a)	12,721	10,731,835
3.85%, 04/01/60 (Call 10/01/59)	38,841	27,743,816
3.90%, 05/15/35 (Call 11/15/34)	13,957	12,075,101
3.95%, 03/25/51 (Call09/25/50)(a)	35,594	27,388,846
4.00%, 07/15/46 (Call01/15/46)	29,490	23,095,666
4.00%, 11/15/47 (Call 05/15/47)	24,506	19,182,187
4.10%, 03/25/61 (Call 09/25/60)	14,189	10,637,900
4.13%, 05/15/45 (Call 11/15/44)(a)	22,926	18,339,353
4.30%, 07/08/34 (Call 01/08/34)(a)	16,828	15,465,228
4.38%, 05/15/55 (Call11/15/54)	12,752	10,262,991
4.50%, 07/08/44 (Call 01/08/44)(a)	9,192	7,794,218
5.38%, 07/15/40(a)	22,453	21,513,618
6.13%, 07/08/39	14,595	15,150,813
6.50%, 04/15/38(a)	11,915	12,829,379
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)(a)	8,184	6,649,226
4.20%, 09/15/28 (Call06/15/28)	9,948	10,015,451
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	12,049	10,772,213
1.95%, 07/15/31 (Call 04/15/31)(a)	16,612	14,394,884
2.70%, 07/15/41 (Call01/15/41)(a)	18,197	14,553,953
2.90%, 07/15/51 (Call 01/15/51)(a)	21,729	17,081,091
3.05%, 07/15/61 (Call 01/15/61)(a)	11,317	8,734,653
3.70%, 04/11/28 (Call 01/11/28)	16,575	16,776,099
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	20,792	18,641,180
1.80%, 08/15/28 (Call 06/15/28)(a)	11,841	10,094,872
2.20%, 08/15/31 (Call 05/15/31)	15,903	12,915,445
3.90%, 08/21/27 (Call 05/21/27)	10,370	10,208,488
4.70%, 05/15/30 (Call 02/15/30)	16,057	15,972,506
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	8,426	8,297,910
3.70%, 04/01/29 (Call 02/01/29)	7,021	6,755,528
3.80%, 04/01/32 (Call 01/01/32)	9,730	9,188,017
		1,268,923,672

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications — 6.9%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	$19,676	$17,422,699
1.70%, 03/25/26 (Call 03/25/23)	27,849	25,966,513
2.25%, 02/01/32 (Call 11/01/31)	24,315	20,571,737
2.30%, 06/01/27 (Call 04/01/27)	25,716	24,034,999
2.55%, 12/01/33 (Call 09/01/33)(a)	38,327	32,476,119
2.75%, 06/01/31 (Call 03/01/31)(a)	30,731	27,608,672
3.50%, 06/01/41 (Call 12/01/40)(a)	23,247	19,615,635
3.50%, 09/15/53 (Call 03/15/53)(a)	80,671	64,992,640
3.55%, 09/15/55 (Call 03/15/55)	78,667	62,891,364
3.65%, 06/01/51 (Call 12/01/50)(a)	28,233	23,518,072
3.65%, 09/15/59 (Call 03/15/59)	67,565	53,946,166
3.80%, 02/15/27 (Call 11/15/26)(a)	13,445	13,515,711
3.80%, 12/01/57 (Call 06/01/57)(a)	62,461	51,391,655
3.85%, 06/01/60 (Call 12/01/59)(a)	13,456	10,961,913
4.10%, 02/15/28 (Call 11/15/27)	17,533	17,703,288
4.25%, 03/01/27 (Call 12/01/26)(a)	14,517	14,877,461
4.30%, 02/15/30 (Call 11/15/29)(a)	33,045	33,364,225
4.30%, 12/15/42 (Call 06/15/42)(a)	12,589	11,719,753
4.35%, 03/01/29 (Call 12/01/28)	30,171	30,528,777
4.35%, 06/15/45 (Call 12/15/44)	12,194	11,139,784
4.50%, 05/15/35 (Call 11/15/34)	24,285	24,266,373
4.50%, 03/09/48 (Call 09/09/47)	17,484	16,765,436
4.55%, 03/09/49 (Call 09/09/48)(a)	10,807	10,286,199
4.75%, 05/15/46 (Call 11/15/45)	18,445	18,286,860
4.85%, 03/01/39 (Call 09/01/38)(a)	9,585	9,602,459
5.15%, 02/15/50 (Call 08/14/49)	5,116	5,331,101
5.25%, 03/01/37 (Call 09/01/36)(a)	11,409	12,298,334
5.35%, 09/01/40	5,023	5,282,142
5.65%, 02/15/47 (Call 08/15/46)(a)	4,189	4,686,834
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	15,076	12,687,114
4.46%, 04/01/48 (Call 10/01/47)	10,519	10,072,921
British Telecommunications PLC, 9.63%, 12/15/30	27,694	35,957,377
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	13,003	12,654,045
2.95%, 02/28/26(a)	13,502	13,398,919
5.50%, 01/15/40(a)	21,683	24,492,878
5.90%, 02/15/39	20,729	24,282,572
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	8,468	7,417,230
5.45%, 11/15/79 (Call 05/19/79)	10,485	10,237,407
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	38,085	48,497,812
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	12,784	10,349,066
2.75%, 05/24/31 (Call 02/24/31)	10,890	9,098,152
4.60%, 05/23/29 (Call 02/23/29)	11,321	11,120,732
Orange SA
5.38%, 01/13/42(a)	12,720	13,581,671
5.50%, 02/06/44 (Call 08/06/43)(a)	8,233	8,970,508
9.00%, 03/01/31	26,776	35,670,430
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(c)	16,785	16,323,453
3.70%, 11/15/49 (Call 05/15/49)(a)	11,601	9,421,703
3.80%, 03/15/32 (Call 12/15/31)(a)(c)	24,366	23,107,425
4.30%, 02/15/48 (Call 08/15/47)	6,804	5,852,293
4.35%, 05/01/49 (Call 11/01/48)(a)	12,260	10,942,884
4.50%, 03/15/42 (Call 09/15/41)(c)	11,739	10,903,417
4.55%, 03/15/52 (Call 09/15/51)(c)	22,097	20,530,833
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 03/15/44 (Call 09/15/43)	$10,810	$10,609,245
Telefonica Emisiones SA
4.10%, 03/08/27(a)	15,394	15,369,508
4.67%, 03/06/38	8,278	7,688,192
4.90%, 03/06/48	13,848	12,502,887
5.21%, 03/08/47	29,746	28,213,804
5.52%, 03/01/49 (Call 09/01/48)	12,359	12,194,363
7.00%, 06/20/36(a)	21,828	25,634,519
Telefonica Europe BV, 8.25%, 09/15/30(a)	14,543	18,114,486
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	19,563	18,146,903
4.60%, 11/16/48 (Call 05/16/48)(a)	8,368	8,304,827
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	14,606	13,361,373
2.05%, 02/15/28 (Call 12/15/27)	24,518	21,836,971
2.25%, 11/15/31 (Call 08/15/31)(a)	12,564	10,450,279
2.55%, 02/15/31 (Call 11/15/30)	27,420	23,804,248
2.70%, 03/15/32 (Call 12/15/31)(c)	8,648	7,477,988
3.00%, 02/15/41 (Call 08/15/40)(a)	26,702	20,946,945
3.30%, 02/15/51 (Call 08/15/50)	32,197	24,871,020
3.40%, 10/15/52 (Call 04/15/52)(a)(c)	26,982	20,886,556
3.60%, 11/15/60 (Call 05/15/60)	7,230	5,571,126
3.75%, 04/15/27 (Call 02/15/27)	40,538	40,077,302
3.88%, 04/15/30 (Call 01/15/30)	71,554	68,801,582
4.38%, 04/15/40 (Call 10/15/39)(a)	21,979	20,627,406
4.50%, 04/15/50 (Call 10/15/49)(a)	32,486	30,264,598
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	14,317	13,211,060
1.45%, 03/20/26 (Call 02/20/26)	19,423	18,058,443
1.50%, 09/18/30 (Call 06/18/30)	10,501	8,692,703
1.68%, 10/30/30 (Call 07/30/30)	12,254	10,182,890
1.75%, 01/20/31 (Call 10/20/30)	24,477	20,359,433
2.10%, 03/22/28 (Call 01/22/28)	28,769	26,232,561
2.36%, 03/15/32 (Call 12/15/31)	48,068	41,375,084
2.55%, 03/21/31 (Call 12/21/30)(a)	40,771	36,100,246
2.63%, 08/15/26(a)	18,221	17,542,004
2.65%, 11/20/40 (Call 05/20/40)(a)	30,051	23,251,706
2.85%, 09/03/41 (Call 03/03/41)(a)	17,568	13,999,848
2.88%, 11/20/50 (Call 05/20/50)(a)	27,230	20,458,076
2.99%, 10/30/56 (Call 04/30/56)	39,402	29,189,447
3.00%, 03/22/27 (Call 01/22/27)(a)	9,806	9,520,329
3.00%, 11/20/60 (Call 05/20/60)	20,441	14,817,787
3.15%, 03/22/30 (Call 12/22/29)(a)	12,654	11,841,541
3.40%, 03/22/41 (Call 09/22/40)(a)	38,127	32,819,451
3.55%, 03/22/51 (Call 09/22/50)(a)	45,669	38,544,636
3.70%, 03/22/61 (Call 09/22/60)(a)	37,289	31,165,318
3.88%, 02/08/29 (Call 11/08/28)(a)	10,148	10,112,076
3.88%, 03/01/52 (Call 09/01/51)	11,027	9,894,039
4.00%, 03/22/50 (Call 09/22/49)(a)	12,387	11,301,273
4.02%, 12/03/29 (Call 09/03/29)(a)	41,219	41,008,087
4.13%, 03/16/27(a)	31,004	31,764,733
4.13%, 08/15/46	11,717	10,988,772
4.27%, 01/15/36	18,410	18,172,132
4.33%, 09/21/28(a)	44,612	45,191,037
4.40%, 11/01/34 (Call 05/01/34)(a)	18,491	18,539,273
4.50%, 08/10/33(a)	24,934	25,344,042
4.52%, 09/15/48(a)	5,218	5,216,520
4.81%, 03/15/39	11,515	11,938,823
4.86%, 08/21/46	27,560	28,708,172
5.01%, 08/21/54	8,731	9,387,723

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
5.25%, 03/16/37	$12,788	$13,976,164
6.55%, 09/15/43	6,013	7,627,540
Vodafone Group PLC
4.13%, 05/30/25(a)	8,001	8,134,541
4.25%, 09/17/50(a)	13,332	11,806,671
4.38%, 05/30/28(a)	28,356	28,917,182
4.38%, 02/19/43	15,790	14,321,876
4.88%, 06/19/49	19,681	18,943,527
5.00%, 05/30/38	12,176	12,207,515
5.25%, 05/30/48	31,648	31,685,845
6.15%, 02/27/37	17,790	20,055,742
		2,388,985,759
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	13,931	13,292,158
Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	10,136	8,427,204
3.55%, 02/15/50 (Call 08/15/49)	8,144	7,108,415
3.90%, 08/01/46 (Call 02/01/46)(a)	8,513	7,893,022
4.05%, 06/15/48 (Call 12/15/47)(a)	8,020	7,592,343
4.13%, 06/15/47 (Call 12/15/46)(a)	7,462	7,147,796
4.15%, 04/01/45 (Call 10/01/44)	9,889	9,330,087
4.15%, 12/15/48 (Call 06/15/48)(a)	8,191	7,849,625
4.45%, 03/15/43 (Call 09/15/42)	7,980	7,918,009
4.55%, 09/01/44 (Call 03/01/44)	7,295	7,302,993
4.90%, 04/01/44 (Call 10/01/43)(a)	9,245	9,626,963
5.75%, 05/01/40 (Call 11/01/39)	6,731	7,652,770
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	10,083	9,317,507
2.45%, 12/02/31 (Call 09/02/31)(a)	11,904	10,504,964
3.00%, 12/02/41 (Call 06/02/41)(a)	11,061	9,096,265
3.10%, 12/02/51 (Call 06/02/51)(a)	18,848	14,733,282
6.13%, 09/15/2115 (Call 03/15/2115)	7,695	8,634,788
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	8,573	8,364,548
3.80%, 03/01/28 (Call 12/01/27)(a)	8,383	8,322,533
3.80%, 11/01/46 (Call 05/01/46)(a)	9,893	8,723,408
4.10%, 03/15/44 (Call 09/15/43)	6,975	6,319,097
4.25%, 03/15/29 (Call 12/15/28)(a)	10,918	11,117,998
4.30%, 03/01/48 (Call 09/01/47)(a)	8,060	7,641,073
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	9,655	8,346,696
3.10%, 08/05/29 (Call 05/05/29)(a)	9,368	8,750,752
3.25%, 04/01/26 (Call 01/01/26)(a)	4,446	4,406,900
3.25%, 05/15/41 (Call 11/15/40)(a)	7,361	6,027,622
4.05%, 02/15/48 (Call 08/15/47)	10,797	9,312,728
4.25%, 05/15/30 (Call 02/15/30)	6,882	6,875,410
4.40%, 01/15/47 (Call 07/15/46)	9,686	8,811,986
4.55%, 04/01/46 (Call 10/01/45)(a)	14,446	13,594,936
4.75%, 11/15/45 (Call 05/15/45)	10,516	10,045,311
4.95%, 10/17/48 (Call 04/17/48)	8,211	8,061,185
5.10%, 01/15/44(a)	7,518	7,479,248
5.25%, 05/15/50 (Call 11/15/49)(a)	12,895	13,277,764
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	11,997	9,345,603
3.16%, 05/15/55 (Call 11/15/54)	9,780	7,539,756
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	8,870	7,877,269
2.40%, 02/05/30 (Call 11/05/29)	12,845	11,627,317
Security	Par/ Shares (000)	Value
Transportation (continued)
2.80%, 02/14/32 (Call 12/15/31)	$11,216	$10,230,958
2.95%, 03/10/52 (Call 09/10/51)(a)	9,861	7,664,792
2.97%, 09/16/62 (Call 03/16/62)	7,348	5,373,254
3.20%, 05/20/41 (Call 11/20/40)(a)	9,795	8,343,975
3.25%, 02/05/50 (Call 08/05/49)	19,580	16,154,111
3.50%, 02/14/53 (Call 08/14/52)	14,736	12,680,272
3.70%, 03/01/29 (Call 12/01/28)(a)	8,483	8,364,111
3.75%, 02/05/70 (Call 08/05/69)	8,427	7,086,453
3.80%, 10/01/51 (Call 04/01/51)(a)	8,731	7,876,807
3.80%, 04/06/71 (Call 10/06/70)	11,176	9,470,813
3.84%, 03/20/60 (Call 09/20/59)	18,640	16,483,751
3.95%, 09/10/28 (Call 06/10/28)(a)	12,065	12,219,045
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	8,844	8,732,733
3.40%, 03/15/29 (Call 12/15/28)(a)	9,218	9,084,287
3.75%, 11/15/47 (Call 05/15/47)(a)	11,085	10,203,532
4.25%, 03/15/49 (Call 09/15/48)	7,918	7,820,820
4.45%, 04/01/30 (Call 01/01/30)(a)	5,919	6,208,551
5.30%, 04/01/50 (Call 10/01/49)(a)	13,943	15,867,070
6.20%, 01/15/38(a)	14,538	17,349,537
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	16,616	15,265,839
1.50%, 09/22/28 (Call 07/22/28)	17,661	15,737,442
1.80%, 09/22/31 (Call 06/22/31)	20,443	17,795,811
		578,019,137
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	8,519	7,418,769
4.45%, 06/01/32	7,873	8,066,722
6.59%, 10/15/37	7,545	9,136,299
		24,621,790
Total Corporate Bonds & Notes — 97.8%
(Cost: $39,230,529,195)		34,085,227,758

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	2,158,461	2,158,460,560
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	368,784	368,784,000
		2,527,244,560
Total Short-Term Securities — 7.3%
(Cost: $2,526,939,783)		2,527,244,560
Total Investments in Securities — 105.1%
(Cost: $41,757,468,978)		36,612,472,318
Liabilities in Excess of Other Assets — (5.1)%		(1,773,206,704)
Net Assets — 100.0%		$34,839,265,614

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
May 31, 2022

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,598,451,695	$—		$(439,374,881	)(a)	$(489,062)	$(127,192)	$2,158,460,560	2,158,461	$1,209,943	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	203,784,000	165,000,000	(a)	—		—	—	368,784,000	368,784	334,355		—
						$(489,062)	$(127,192)	$2,527,244,560		$1,544,298		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$34,085,227,758	$—	$34,085,227,758
Money Market Funds	2,527,244,560	—	—	2,527,244,560
	$2,527,244,560	$34,085,227,758	$—	$36,612,472,318

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate